PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PPM Core Plus Fixed Income Fund
CORPORATE BONDS AND NOTES 45.5%
Financials 13.6%
AFLAC Incorporated
3.60%, 04/01/30	61,000	61,751
AIA Group Limited
3.60%, 04/09/29 (a)	200,000	207,592
Athene Global Funding
2.50%, 01/14/25 (a)	125,000	117,995
Avolon Holdings Funding Limited
5.25%, 05/15/24 (a)	158,000	127,357
Bank of America Corporation
6.25%, (callable at 100 beginning 09/05/24) (b)	75,000	76,875
6.30%, (callable at 100 beginning 03/10/26) (b)	45,000	47,081
4.00%, 01/22/25	86,000	90,513
4.25%, 10/22/26	215,000	226,221
3.56%, 04/23/27	115,000	120,326
3.25%, 10/21/27	27,000	28,314
3.59%, 07/21/28	150,000	155,900
4.08%, 03/20/51	176,000	198,398
BlackRock, Inc.
3.20%, 03/15/27	158,000	168,404
Capital One Financial Corporation
3.75%, 03/09/27	75,000	73,347
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (b)	108,000	99,258
4.45%, 09/29/27	230,000	239,005
3.89%, 01/10/28 (c)	68,000	70,511
4.41%, 03/31/31	98,000	107,659
Credit Suisse Group AG
7.50%, (callable at 100 beginning 12/11/23) (a) (b)	200,000	193,750
6.50%, 08/08/23 (a)	250,000	253,338
4.21%, 06/12/24 (a)	125,000	126,794
Diamond Finance International Limited
8.35%, 07/15/46 (a)	100,000	117,706
Glencore Funding LLC
4.88%, 03/12/29 (a)	115,000	111,670
HSBC Holdings PLC
6.88%, (callable at 100 beginning 06/01/21) (b) (d)	200,000	199,250
Icahn Enterprises L.P.
6.25%, 05/15/26	119,000	112,254
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (b)	163,000	143,514
5.00%, (callable at 100 beginning 08/01/24) (b)	80,000	77,005
5.30%, (callable at 100 beginning 05/01/20) (b)	60,000	56,174
3.22%, 03/01/25	114,000	118,118
2.01%, 03/13/26	132,000	130,098
3.96%, 01/29/27	107,000	115,389
3.51%, 01/23/29	68,000	70,858
4.20%, 07/23/29	28,000	30,974
2.74%, 10/15/30	110,000	110,172
Lloyds Banking Group PLC
7.50%, (callable at 100 beginning 09/27/25) (b)	109,000	97,964
Markel Corporation
5.00%, 05/20/49	39,000	40,499
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	210,000	231,882
Mitsubishi UFJ Financial Group Inc
2.56%, 02/25/30	200,000	191,347
Morgan Stanley
4.88%, 11/01/22	100,000	104,668
3.62%, 04/01/31	206,000	214,392
Nordic Aviation Capital DAC
5.58%, 03/14/24 (e) (f)	135,000	109,867
Rassman, Joel H.
3.80%, 11/01/29 (g)	140,000	122,654
State Street Corporation
2.90%, 03/30/26 (a)	87,000	87,686
The Goldman Sachs Group, Inc.
2.91%, 07/24/23	63,000	63,579
3.50%, 04/01/25	165,000	167,430
4.25%, 10/21/25	90,000	94,257
3.80%, 03/15/30	241,000	250,750
6.75%, 10/01/37	70,000	92,410
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	57,000	49,801
The PNC Financial Services Group, Inc.
3.45%, 04/23/29	115,000	116,657
U.S. Bancorp
3.00%, 07/30/29	68,000	67,701
Wells Fargo & Company
2.41%, 10/30/25	253,000	248,984
3.20%, 06/17/27	203,000	210,125
3.58%, 05/22/28 (c)	24,000	24,912
2.88%, 10/30/30	210,000	205,826
		6,976,962
Health Care 5.5%
AbbVie Inc.
2.95%, 11/21/26 (a)	170,000	173,956
4.30%, 05/14/36	38,000	41,218
4.05%, 11/21/39 (a)	90,000	93,905
4.25%, 11/21/49 (a)	128,000	137,398
Amgen Inc.
2.45%, 02/21/30	102,000	101,138
3.15%, 02/21/40	164,000	162,819
Bausch Health Companies Inc.
5.50%, 11/01/25 (a)	22,000	22,247
8.50%, 01/31/27 (a) (g)	21,000	21,954
5.75%, 08/15/27 (a) (g)	60,000	61,828
Baxter International Inc.
3.75%, 10/01/25 (a)	50,000	52,986
3.95%, 04/01/30 (a) (g)	15,000	16,216
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	205,000	225,390
4.13%, 06/15/39 (a)	100,000	120,184
Centene Corporation
5.25%, 04/01/25 (a)	100,000	101,049
5.38%, 08/15/26 (a)	59,000	60,180
4.25%, 12/15/27 (a)	106,000	106,848
4.63%, 12/15/29 (a)	120,000	120,600
3.38%, 02/15/30 (a)	72,000	66,960
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	50,000	51,484
Cigna Holding Company
3.40%, 03/01/27 (a)	114,000	116,233
2.40%, 03/15/30	59,000	55,442
3.20%, 03/15/40	47,000	43,598
3.40%, 03/15/50	98,000	94,133
CVS Health Corporation
3.25%, 08/15/29	93,000	92,708
4.78%, 03/25/38	100,000	109,876
5.05%, 03/25/48	100,000	112,875
HCA Inc.
5.13%, 06/15/39	120,000	123,123
Mylan Inc
5.20%, 04/15/48	23,000	23,175
Mylan N.V.
3.95%, 06/15/26	10,000	10,150
Perrigo Finance Unlimited Company
4.38%, 03/15/26	31,000	31,903
Providence St. Joseph Health
2.53%, 10/01/29	67,000	65,717
Quest Diagnostics Incorporated
2.95%, 06/30/30	45,000	44,286
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	140,000	133,582
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	55,000	58,952
		2,854,113
Energy 5.0%
Aker BP ASA
3.75%, 01/15/30 (a)	255,000	188,973
Baker Hughes, a GE Company, LLC
3.14%, 11/07/29	53,000	45,821
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	54,000	48,312

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (a)	125,000	111,051
Denbury Resources Inc.
9.00%, 05/15/21 (a)	25,000	7,314
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	14,000	9,654
5.75%, 01/30/28 (a)	14,000	9,461
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (b)	102,000	62,144
7.13%, (callable at 100 beginning 05/15/30) (b)	119,000	72,391
4.25%, 03/15/23	173,000	155,342
5.25%, 04/15/29	42,000	35,531
3.75%, 05/15/30	67,000	52,390
5.80%, 06/15/38	70,000	61,330
6.13%, 12/15/45	20,000	16,630
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	33,855
Enlink Midstream, LLC
4.15%, 06/01/25	71,000	34,400
Enterprise Products Operating LLC
3.13%, 07/31/29	160,000	145,764
4.20%, 01/31/50	84,000	79,534
EQM Midstream Partners, LP
4.13%, 12/01/26 (g)	113,000	65,325
Everest Acquisition, LLC
0.00%, 05/15/26 (a) (h) (i)	35,000	5,510
Exxon Mobil Corporation
3.48%, 03/19/30	255,000	282,127
MEG Energy Corp.
7.13%, 02/01/27 (a)	22,000	10,942
MPLX LP
4.00%, 03/15/28	120,000	101,601
5.20%, 12/01/47 (a)	45,000	36,092
National Oilwell Varco, Inc.
3.60%, 12/01/29	125,000	97,307
Occidental Petroleum Corporation
3.50%, 08/15/29	140,000	65,800
4.30%, 08/15/39	20,000	8,500
4.40%, 08/15/49 (g)	22,000	9,504
ONEOK, Inc.
3.10%, 03/15/30	130,000	97,863
Petroleos Mexicanos
6.50%, 01/23/29 (g)	85,000	60,883
Sabine Pass Liquefaction, LLC
4.20%, 03/15/28	250,000	216,858
Targa Resource Corporation
5.50%, 03/01/30 (a)	140,000	108,366
Transocean Pontus Limited
6.13%, 08/01/25 (a)	16,700	13,249
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	39,256
Transocean Proteus Limited
6.25%, 12/01/24 (a)	122,500	99,150
Viper Energy Partners LP
5.38%, 11/01/27 (a)	38,000	31,733
WPX Energy, Inc.
4.50%, 01/15/30	53,000	28,721
		2,548,684
Consumer Staples 3.8%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	74,000	77,704
4.90%, 02/01/46	146,000	160,831
Archer-Daniels-Midland Company
2.75%, 03/27/25 (g)	18,000	18,223
3.25%, 03/27/30	70,000	74,100
BAT Capital Corp.
4.91%, 04/02/30	151,000	155,050
4.39%, 08/15/37	148,000	136,767
JBS Investments II GmbH
7.00%, 01/15/26 (a) (g)	200,000	200,106
JBS USA Food Company
5.88%, 07/15/24 (a)	16,000	16,212
6.50%, 04/15/29 (a)	84,000	90,020
Kimberly-Clark Corporation
3.10%, 03/26/30	17,000	18,226
Mars, Incorporated
3.95%, 04/01/49 (a)	143,000	158,273
PepsiCo, Inc.
3.63%, 03/19/50 (g)	110,000	129,524
Reynolds American Inc.
5.70%, 08/15/35	46,000	50,390
7.00%, 08/04/41	45,000	52,092
Safeway Inc.
3.50%, 02/15/23 (a)	83,000	81,829
Sysco Corporation
5.65%, 04/01/25 (j)	47,000	48,897
5.95%, 04/01/30 (j)	33,000	34,817
6.60%, 04/01/40 (j)	22,000	23,657
The Procter & Gamble Company
3.60%, 03/25/50	32,000	39,468
Walmart Inc.
2.85%, 07/08/24	234,000	246,923
3.25%, 07/08/29 (g)	100,000	109,873
2.95%, 09/24/49 (g)	50,000	54,428
		1,977,410
Communication Services 3.4%
AT&T Inc.
1.96%, (3M USD LIBOR + 1.18%), 06/12/24 (c)	375,000	349,769
5.25%, 03/01/37	77,000	89,739
CCO Holdings, LLC
4.75%, 03/01/30 (a)	91,000	90,654
Charter Communications Operating, LLC
4.91%, 07/23/25	140,000	150,341
5.38%, 04/01/38	45,000	49,353
6.83%, 10/23/55	51,000	61,267
Comcast Corporation
3.30%, 04/01/27	160,000	169,389
4.60%, 10/15/38	51,000	62,024
3.75%, 04/01/40	35,000	38,336
3.40%, 07/15/46	50,000	54,820
4.95%, 10/15/58	50,000	68,864
Fox Corporation
3.05%, 04/07/25	105,000	104,836
Hughes Satellite Systems Corporation
5.25%, 08/01/26	71,000	70,254
Sirius XM Radio Inc.
5.50%, 07/01/29 (a) (g)	47,000	47,913
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	87,500	87,071
TEGNA Inc.
5.00%, 09/15/29 (a)	70,000	63,061
Verizon Communications Inc.
3.00%, 03/22/27 (g)	33,000	34,810
4.00%, 03/22/50	35,000	41,292
Vodafone Group Public Limited Company
5.00%, 05/30/38	120,000	132,928
		1,766,721
Utilities 3.4%
Ameren Illinois Company
4.50%, 03/15/49	90,000	107,262
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	107,000	117,769
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (a)	120,000	129,424
Commonwealth Edison Company
3.75%, 08/15/47	79,000	82,936
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	10,000	10,002
3.95%, 04/01/50	57,000	60,013
DPL Inc.
4.35%, 04/15/29 (a) (g)	102,000	97,522
Edison International
4.95%, 04/15/25	21,000	20,950
Exelon Corporation
4.05%, 04/15/30	36,000	36,052
5.10%, 06/15/45	75,000	81,095

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Florida Power & Light Company
2.85%, 04/01/25	66,000	68,876
Nevada Power Company
3.70%, 05/01/29	140,000	148,588
NSTAR Electric Company
3.95%, 04/01/30	43,000	46,696
Ohio Power Company
2.60%, 04/01/30	52,000	51,393
Oncor Electric Delivery Company LLC
2.95%, 04/01/25	80,000	82,812
Southern California Edison Company
4.13%, 03/01/48	46,000	47,780
3.65%, 02/01/50 (g)	62,000	60,210
The AES Corporation
4.00%, 03/15/21	215,000	212,982
Vistra Operations Company LLC
3.55%, 07/15/24 (a)	71,000	66,794
3.70%, 01/30/27 (a)	220,000	196,704
		1,725,860
Industrials 3.1%
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	128,000	122,402
Canadian Pacific Railway Limited
2.05%, 03/05/30	31,000	28,845
Carlisle Companies Incorporated
2.75%, 03/01/30	175,000	151,905
Caterpillar Inc.
3.25%, 09/19/49	70,000	70,554
Equifax Inc.
2.60%, 12/01/24	80,000	77,073
General Dynamics Corporation
4.25%, 04/01/40	100,000	118,840
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (g)	419,000	346,615
Hillenbrand, Inc.
4.50%, 09/15/26 (j)	20,000	19,940
John Deere Capital Corporation
1.75%, 03/09/27	57,000	54,817
Moog Inc.
4.25%, 12/15/27 (a)	44,000	39,735
Northrop Grumman Corporation
4.40%, 05/01/30	46,000	50,938
Park Aerospace Holdings Limited
5.25%, 08/15/22 (a)	190,000	167,831
Textron Inc.
3.00%, 06/01/30	175,000	159,724
United Parcel Service, Inc.
4.45%, 04/01/30	125,000	141,824
United Rentals (North America), Inc.
3.88%, 11/15/27	55,000	52,311
		1,603,354
Materials 2.9%
Anglo American Capital PLC
5.38%, 04/01/25 (a)	200,000	202,219
4.88%, 05/14/25 (a)	121,000	117,802
4.75%, 04/10/27 (a)	180,000	173,596
Avery Dennison Corporation
2.65%, 04/30/30	47,000	43,685
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a) (g)	130,000	105,977
CF Industries, Inc.
4.50%, 12/01/26 (a)	314,000	330,146
Chevron Phillips Chemical Company LLC
5.13%, 04/01/25 (a)	97,000	99,817
Ecolab Inc.
4.80%, 03/24/30	38,000	43,225
Freeport-McMoRan Inc.
5.00%, 09/01/27	61,000	56,688
5.40%, 11/14/34	35,000	32,143
LYB International Finance III, LLC
4.20%, 10/15/49 (g)	58,000	56,698
Martin Marietta Materials, Inc.
2.50%, 03/15/30	71,000	64,590
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	130,000	114,027
Olin Corporation
5.63%, 08/01/29	61,000	56,056
		1,496,669
Consumer Discretionary 1.9%
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	98,157
General Motors Company
5.95%, 04/01/49	30,000	22,950
GLP Financing, LLC
5.75%, 06/01/28	15,000	13,054
5.30%, 01/15/29	100,000	82,973
Lowe`s Companies, Inc.
4.50%, 04/15/30	73,000	80,008
M.D.C. Holdings, Inc.
6.00%, 01/15/43	11,000	10,383
McDonald's Corporation
3.50%, 07/01/27 (g)	174,000	181,898
NIKE, Inc.
3.25%, 03/27/40	74,000	77,418
Starbucks Corporation
2.25%, 03/12/30	145,000	136,272
The Home Depot, Inc.
3.35%, 04/15/50	74,000	78,401
The Johns Hopkins University
2.81%, 01/01/60	35,000	31,725
The TJX Companies, Inc.
3.50%, 04/15/25	121,000	123,760
4.50%, 04/15/50	42,000	45,015
		982,014
Real Estate 1.5%
Boston Properties Limited Partnership
2.75%, 10/01/26	36,000	34,405
2.90%, 03/15/30	130,000	119,195
Equinix, Inc.
2.63%, 11/18/24	130,000	122,369
ProLogis, L.P.
2.13%, 04/15/27	16,000	15,666
2.25%, 04/15/30	75,000	69,425
Service Properties Trust
4.35%, 10/01/24	106,000	77,640
Simon Property Group, L.P.
2.45%, 09/13/29	307,000	285,280
VICI Properties Inc.
4.25%, 12/01/26 (a) (g)	35,000	32,153
4.63%, 12/01/29 (a)	16,000	14,554
		770,687
Information Technology 1.4%
Broadcom Corporation
3.88%, 01/15/27	57,000	54,281
Broadcom Inc.
4.25%, 04/15/26 (a)	130,000	131,844
Corning Incorporated
5.85%, 11/15/68	58,000	64,019
Dell International L.L.C.
4.90%, 10/01/26 (a) (j)	50,000	49,779
MasterCard Incorporated
3.30%, 03/26/27	85,000	92,448
3.85%, 03/26/50	22,000	26,864
Microsoft Corporation
3.95%, 08/08/56	87,000	108,906
Oracle Corporation
2.50%, 04/01/25	170,000	173,548
		701,689
Total Corporate Bonds And Notes (cost $24,084,789)		23,404,163
GOVERNMENT AND AGENCY OBLIGATIONS 39.5%
Mortgage-Backed Securities 28.9%
Federal Home Loan Mortgage Corporation
2.00%, 02/01/35	198,290	204,081
4.00%, 10/01/45 - 06/01/48	110,639	118,502
3.50%, 01/01/46 - 08/01/49	2,244,007	2,381,884
4.50%, 11/01/48	51,967	55,887

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
3.00%, 07/01/32 - 10/01/49	750,835	788,242
Federal National Mortgage Association, Inc.
3.00%, 09/01/32 - 12/01/49	2,525,055	2,658,918
2.50%, 06/01/34 - 10/01/34	599,777	622,999
2.00%, 03/01/35	94,529	97,201
3.50%, 10/01/46 - 05/01/49	709,967	753,152
4.50%, 05/01/47 - 12/01/48	1,021,888	1,101,145
4.00%, 01/01/47 - 09/01/49	1,905,292	2,038,418
Government National Mortgage Association
3.00%, 10/20/46 - 12/20/46	92,053	97,772
3.50%, 05/20/47 - 12/20/49	1,318,666	1,397,102
TBA, 2.50%, 05/15/48 (k)	330,000	344,408
4.50%, 12/20/48 - 02/20/49	284,170	302,224
4.00%, 07/20/47 - 05/20/49	778,890	831,532
3.50%, 01/20/50 (k)	94,450	99,906
3.00%, 10/20/49 - 02/20/50	913,860	967,132
		14,860,505
U.S. Treasury Note 5.7%
Treasury, United States Department of
1.88%, 04/30/22	150,000	154,805
1.63%, 05/31/23	524,000	544,632
2.13%, 05/15/25	177,000	191,990
2.25%, 11/15/25	1,290,000	1,415,573
1.50%, 08/15/26	583,000	617,707
		2,924,707
U.S. Treasury Bond 4.7%
Treasury, United States Department of
3.75%, 08/15/41	461,000	678,750
3.13%, 11/15/41	292,000	392,923
2.50%, 02/15/45 - 02/15/46	772,000	958,664
3.00%, 02/15/48	277,000	380,832
		2,411,169
Municipal 0.2%
Dormitory Authority State of New York
3.19%, 02/15/43	100,000	98,957
Total Government And Agency Obligations (cost $18,814,117)		20,295,338
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 11.5%
American Airlines, Inc.
Series 2016-AA-2, 3.20%, 06/15/28	170,900	172,847
American Tower Trust #1
Series 2013-A-2, 3.07%, 03/15/23	265,000	260,931
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21	314,278	309,126
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	94,154	92,726
BAMLL Commercial Mortgage Securities Trust
Series 2015-B-200P, REMIC, 3.49%, 04/16/25	375,000	384,763
Benchmark Mortgage Trust
Series 2019-A5-B15, 2.93%, 11/16/29	190,000	196,915
Capital One Prime Auto Receivables Trust
Series 2019-A2-2, 2.06%, 06/15/21	593,221	587,793
Series 2020-A2-1, 1.64%, 06/15/23	233,000	230,898
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	31,216	31,156
Series 2019-A2-2, 2.11%, 03/14/23	100,000	98,703
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	16,738	16,343
Citigroup Commercial Mortgage Trust
Series 2019-A4-C7, REMIC, 3.10%, 12/17/29	275,000	277,622
COMM Mortgage Trust
Series 2014-A4-UBS3, REMIC, 3.82%, 05/10/24	49,000	51,204
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	254,581	264,101
CSMC Trust
Series 2017-A3-HL2, 3.50%, 09/25/24 (c)	71,905	71,172
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20	2,503	2,503
Series 2017-A3-2, 2.19%, 10/24/22	10,897	10,897
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	119,803	119,999
Series 2019-A2-MT3, 2.13%, 01/20/22	175,000	171,386
Foundation Finance Trust
Series 2017-A-1A, 3.30%, 08/15/22	38,394	37,644
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	60,581	60,023
Series 2018-A-3A, 3.35%, 08/15/22	19,121	18,879
GM Financial Automobile Leasing Trust
Series 2018-A3-1, 2.61%, 01/20/21	36,308	36,308
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20	93,196	91,140
Series 2018-A3-1, 2.60%, 06/15/21	60,219	59,513
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	158,000	156,387
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	200,000	195,999
Series 2019-A3-1A, 2.21%, 09/20/29	100,000	98,411
Hudson Yards Mortgage Trust
Series 2019-A-30HY, 3.23%, 07/12/29	300,000	317,172
J.P. Morgan Mortgage Trust
Series 2017-A6-6, REMIC, 3.00%, 03/25/25 (c)	77,294	77,127
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21	490,989	476,585
Kubota Credit Owner Trust
Series 2018-A2-1A, 2.80%, 02/16/21	1,125	1,125
MVW Owner Trust
Series 2013-A-1A, 2.15%, 04/22/30	55,283	55,283
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20	156,491	154,329
PSMC Trust
Series 2018-A1-3, REMIC, 4.00%, 02/25/41	57,569	58,054
Sequoia Mortgage Trust
Series 2019-A4-1, REMIC, 4.00%, 02/25/26	18,779	18,378
Series 2018-A1-8, REMIC, 4.00%, 06/25/40 (c)	73,816	72,465
Toyota Auto Receivables Owner Trust
Series 2018-A3-B, 2.96%, 07/15/21	250,000	252,353
United Airlines, Inc.
Series 2012-B-1, 6.25%, 04/11/20	8,530	8,535
Series 2012-A-1, 4.15%, 04/11/24	51,006	49,460
Series 2012-A-2, 4.00%, 10/29/24	45,462	42,436
Verizon Owner Trust
Series 2017-A-2A, 1.92%, 12/20/21	108,560	107,976
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	78,087	76,407
Wells Fargo Commercial Mortgage Trust
Series 2017-B-C38, 3.92%, 06/17/27 (c)	57,000	53,440
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,962,941)		5,926,514
SENIOR LOAN INTERESTS 1.6%
Communication Services 0.6%
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (c)	99,750	92,581
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (c)	43,872	41,752
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (c)	33,830	26,049
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.33%, (1M LIBOR + 2.75%), 07/15/26 (c)	75,458	69,949
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (c)	82,864	82,243
		312,574
Consumer Discretionary 0.4%
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (c)	36,189	28,047
Term Loan, 0.00%, (3M LIBOR + 2.50%), 10/04/23 (c) (l)	40,000	31,000
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (c)	42,396	32,857

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (c)	144,036	116,669
		208,573
Consumer Staples 0.2%
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (c)	94,832	88,261
Utilities 0.1%
PG&E Corp
DIP Term Loan, 3.12%, (1M LIBOR + 2.25%), 12/31/20 (c)	70,000	67,783
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (c)	1,990	1,883
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (c)	8,313	7,866
		77,532
Financials 0.1%
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (c)	58,485	50,882
Industrials 0.1%
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (c)	51,000	48,610
Materials 0.1%
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (c)	48,747	39,516
Energy 0.0%
Traverse Midstream Partners LLC
2017 Term Loan, 5.61%, (1M LIBOR + 4.00%), 09/22/24 (c)	32,505	17,878
Total Senior Loan Interests (cost $952,696)		843,826
SHORT TERM INVESTMENTS 6.5%
Securities Lending Collateral 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (m)	1,834,223	1,834,223
Investment Companies 3.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.31% (m)	1,531,454	1,531,454
Total Short Term Investments (cost $3,365,677)		3,365,677
Total Investments 104.6% (cost $53,180,220)		53,835,518
Other Derivative Instruments (0.0)%		(14,748)
Other Assets and Liabilities, Net (4.6)%		(2,376,594)
Total Net Assets 100.0%		51,444,176

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $7,124,556 and 13.8% of the Fund.

(b) Perpetual security. Next contractual call date presented, if applicable.

(c) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(d) Convertible security.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) All or a portion of the security was on loan as of March 31, 2020.

(h) Non-income producing security.

(i) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) All or a portion of the security was purchased on a delayed delivery basis. As of March 31, 2020, the total payable for investments purchased on a delayed delivery basis was $441,704.

(l) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

PPM Core Plus Fixed Income Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 5.58%, 03/14/24	02/27/19	135,000	109,867	0.2

PPM Core Plus Fixed Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Long Contracts
United States 2 Year Note	15	July 2020	3,273,210	(469)	32,532
United States 5 Year Note	43	July 2020	5,232,901	(2,016)	157,552
United States Long Bond	10	June 2020	1,715,142	(15,439)	75,483
United States Ultra Bond	2	June 2020	404,958	(6,500)	38,792
				(24,424)	304,359
Short Contracts
United States 10 Year Note	(5)	June 2020	(686,824)	1,044	(6,614)
United States 10 Year Ultra Bond	(22)	June 2020	(3,287,782)	7,219	(144,905)
				8,263	(151,519)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

PPM Core Plus Fixed Income Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	500,000	3,396	1,413	(6,551)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PPM Floating Rate Income Fund
SENIOR LOAN INTERESTS 91.2%
Consumer Discretionary 15.2%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 11/14/26 (a)	193,455	177,979
24 Hour Fitness Worldwide, Inc.
2018 Term Loan B, 5.10%, (3M LIBOR + 3.50%), 05/30/25 (a)	192,023	39,685
Adient US LLC
Term Loan B, 5.74%, (3M LIBOR + 4.00%), 05/03/24 (a)	29,403	25,434
Term Loan B, 5.94%, (3M LIBOR + 4.00%), 05/03/24 (a)	89,400	77,331
Aimbridge Acquisition Co., Inc.
2019 Term Loan B, 5.02%, (3M LIBOR + 3.75%), 02/02/26 (a)	119,400	83,580
Allied Universal Holdco LLC
2019 Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/18/26 (a)	104,737	96,358
Alterra Mountain Company
Term Loan B1, 4.35%, (1M LIBOR + 2.75%), 06/28/24 (a)	127,394	114,654
American Axle and Manufacturing, Inc.
Term Loan B, 3.18%, (1M LIBOR + 2.25%), 03/10/24 (a)	202,342	167,337
Aramark Services, Inc.
2019 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 12/04/26 (a)	120,000	111,000
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (a)	201,955	168,633
Boing US Holdco Inc.
2017 1st Lien Term Loan, 4.25%, (1M LIBOR + 3.25%), 09/20/24 (a)	39,300	30,458
Bombardier Recreational Products, Inc.
Term Loan, 3.60%, (1M LIBOR + 3.50%), 06/30/23 (a)	316,944	259,894
2020 Term Loan, 4.10%, 05/23/25 (a)	4,975	4,080
Boyd Gaming Corporation
Term Loan B3, 2.93%, (3M LIBOR + 2.25%), 09/15/23 (a)	238,981	205,597
Caesars Entertainment Operating Company
Exit Term Loan, 3.60%, (1M LIBOR + 2.00%), 04/03/24 (a)	307,472	248,539
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (a)	287,308	230,996
Callaway Golf Company
Term Loan B, 5.30%, (1M LIBOR + 4.50%), 12/31/25 (a)	39,990	35,591
CityCenter Holdings, LLC
2017 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 04/14/24 (a)	231,402	200,857
Coinamatic Canada Inc.
Canadian 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 05/13/22 (a) (b)	3,942	3,272
Constellis Holdings, LLC
2019 Super Priority Term Loan, 11.00%, (1M LIBOR + 10.00%), 12/17/20 (a) (b)	19,194	16,891
Term Loan, 0.00%, (3M LIBOR + 10.00%), 06/30/21 (a) (c)	8,724	8,724
2017 1st Lien Term Loan, 0.00%, 04/17/24 (b) (d) (e)	69,116	1,383
Core & Main LP
2017 Term Loan B, 4.33%, (3M LIBOR + 2.75%), 07/19/24 (a)	60,362	52,968
2017 Term Loan B, 4.33%, (1M LIBOR + 2.75%), 07/19/24 - 08/01/24 (a)	93,453	82,005
Creative Artists Agency, LLC
2019 Term Loan B, 4.74%, (1M LIBOR + 3.75%), 11/19/26 (a)	59,850	51,770
Dana Incorporated
Term Loan B, 3.86%, (1M LIBOR + 2.25%), 02/27/26 (a)	100,786	91,715
Delta 2 (LUX) S.a.r.l.
2018 USD Term Loan, 3.50%, (1M LIBOR + 2.50%), 02/01/24 (a)	165,000	146,497
DexKo Global Inc.
2018 USD Term Loan, 5.10%, (1M LIBOR + 3.50%), 07/24/24 (a)	129,010	108,798
Eldorado Resorts LLC
2017 Term Loan B, 3.25%, (6M LIBOR + 2.25%), 03/15/24 (a)	15,791	13,818
2017 Term Loan B, 3.88%, (6M LIBOR + 2.25%), 03/15/24 (a)	52,662	46,079
Equinox Holdings, Inc.
Term Loan, 0.00%, (6M LIBOR + 3.00%), 03/08/24 (a) (c)	50,000	36,281
2017 1st Lien Term Loan, 4.60%, (6M LIBOR + 3.00%), 03/08/24 (a)	128,108	92,959
Fitness International, LLC
2018 Term Loan B, 4.85%, (6M LIBOR + 3.25%), 04/13/25 (a)	88,438	65,334
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.99%, (1M LIBOR + 2.00%), 11/30/23 (a)	187,577	168,819
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (a)	145,784	112,983
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (a)	170,789	132,361
Hoffmaster Group, Inc.
2018 1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 11/11/23 (a)	36,740	26,086
Hoya Midco, LLC
2017 1st Lien Term Loan, 5.10%, (6M LIBOR + 3.50%), 06/21/24 - 06/27/24 (a)	73,539	52,214
Inmar Holdings, Inc.
2017 1st Lien Term Loan, 5.94%, (6M LIBOR + 4.00%), 04/25/24 (a)	152,860	115,301
Interior Logic Group Holdings IV LLC
2018 Term Loan B, 5.60%, (1M LIBOR + 4.00%), 05/21/25 (a)	98,500	83,232
International Textile Group, Inc
1st Lien Term Loan, 6.58%, (1M LIBOR + 5.00%), 04/19/24 (a)	95,625	63,112
IRB Holding Corp
2020 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 02/05/25 (a)	121,530	93,351
Jo-Ann Stores, Inc.
2016 Term Loan, 5.99%, (6M LIBOR + 5.00%), 09/29/23 (a)	48,131	17,396
Kestrel Bidco Inc.
Term Loan B, 4.00%, (1M LIBOR + 3.00%), 07/31/26 (a)	47,828	36,349
Life Time Fitness Inc
2017 Term Loan B, 4.36%, (3M LIBOR + 2.75%), 06/22/22 (a)	91,966	67,480
Lifetime Brands, Inc.
Term Loan B, 5.10%, (1M LIBOR + 3.50%), 03/13/25 (a)	62,177	48,809
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 08/29/25 (a)	92,303	80,303
Mavis Tire Express Services Corp.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 03/15/25 (a)	166,486	131,940
Michaels Stores, Inc.
2018 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 01/01/23 (a)	67,418	55,957
2018 Term Loan B, 3.56%, (3M LIBOR + 2.50%), 01/01/23 (a)	33,881	28,121
2018 Term Loan B, 3.56%, (1M LIBOR + 2.50%), 01/01/23 (a)	6,742	5,596
2018 Term Loan B, 3.57%, (3M LIBOR + 2.50%), 01/01/23 (a)	39,102	32,455
Mohegan Tribal Gaming Authority
2016 Term Loan B, 5.98%, (1M LIBOR + 4.38%), 10/30/23 (a)	29,453	20,764
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (a)	124,198	113,020

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (a)	123,836	100,307
Penn National Gaming, Inc.
2018 1st Lien Term Loan B, 3.86%, (1M LIBOR + 2.25%), 08/15/25 (a)	322,392	241,217
Playa Resorts Holding B.V.
2017 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 04/07/24 (a)	176,379	119,585
ProQuest LLC
2019 Term Loan, 5.10%, (1M LIBOR + 3.50%), 10/16/26 (a)	59,850	55,660
Rodan & Fields, LLC
2018 Term Loan B, 4.70%, (1M LIBOR + 4.00%), 06/07/25 (a)	49,125	21,451
Scientific Games International, Inc.
2018 Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 08/14/24 (a)	32,204	25,871
Term Loan, 4.35%, (3M LIBOR + 2.75%), 08/14/24 (a)	420	337
2018 Term Loan B5, 4.37%, (3M LIBOR + 2.75%), 08/14/24 (a)	132,483	106,428
Serta Simmons Bedding, LLC
1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 10/21/23 (a)	122,910	48,242
ServiceMaster Company
2019 Term Loan D, 3.38%, (1M LIBOR + 1.75%), 10/31/26 (a)	59,850	56,678
SIWF Holdings Inc.
1st Lien Term Loan, 5.85%, (6M LIBOR + 4.25%), 05/25/25 (a)	113,024	98,331
Six Flags Theme Parks, Inc.
2019 Term Loan B, 3.36%, (1M LIBOR + 1.75%), 04/09/26 (a)	89,325	77,824
Spin Holdco Inc.
2017 Term Loan B, 5.09%, (3M LIBOR + 3.25%), 11/14/22 (a)	97,985	86,962
SRAM, LLC
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/15/24 (a)	100,061	94,057
2018 Term Loan B, 6.00%, (PRIME + 1.75%), 03/15/24 (a)	3,433	3,227
Staples, Inc.
7 Year Term Loan, 6.52%, (1M LIBOR + 5.00%), 04/05/26 (a)	124,062	97,389
Stars Group Holdings B.V. (The)
2018 USD Incremental Term Loan, 5.44%, (3M LIBOR + 3.50%), 06/29/25 (a)	246,938	234,797
Station Casinos LLC
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 01/30/27 (a)	218,565	185,234
Tenneco, Inc.
2018 Term Loan B, 3.99%, (1M LIBOR + 3.00%), 10/01/25 (a)	106,351	72,850
TI Group Automotive Systems, L.L.C.
2015 USD Term Loan, 4.10%, (1M LIBOR + 2.50%), 06/25/22 (a)	159,212	142,494
Trader Corporation
2017 Term Loan B, 4.66%, (1M LIBOR + 3.00%), 09/28/23 (a)	85,000	71,400
TruGreen Limited Partnership
2019 Term Loan, 5.35%, (1M LIBOR + 3.75%), 03/19/26 (a)	59,550	53,893
WASH Multifamily Laundry Systems, LLC
2015 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 05/15/22 (a) (b)	25,441	21,116
WideOpenWest Finance LLC
2017 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 08/19/23 (a)	157,082	144,122
William Morris Endeavor Entertainment, LLC
2018 1st Lien Term Loan, 4.36%, (1M LIBOR + 2.75%), 05/11/25 (a)	117,846	92,362
WMG Acquisition Corp.
2018 Term Loan F, 3.11%, (1M LIBOR + 2.13%), 11/01/23 (a)	320,000	310,400
		7,144,380
Information Technology 12.6%
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (a)	238,091	202,378
USD 2nd Lien Term Loan , 9.03%, (3M LIBOR + 7.25%), 04/27/25 (a)	50,000	37,100
AppLovin Corporation
2018 Term Loan B, 5.10%, (1M LIBOR + 3.50%), 07/13/26 (a)	298,593	265,747
Avast Software B.V.
2018 USD Term Loan B, 4.19%, (3M LIBOR + 2.25%), 09/30/23 (a)	36,821	33,385
AVSC Holding Corp.
2018 1st Lien Term Loan, 4.83%, (1M LIBOR + 3.25%), 02/23/25 (a)	52,226	32,641
2018 1st Lien Term Loan, 4.95%, (3M LIBOR + 3.25%), 02/23/25 (a)	52,472	32,795
2018 1st Lien Term Loan, 5.21%, (3M LIBOR + 3.25%), 02/23/25 (a)	2,389	1,493
Banff Merger Sub Inc
2018 USD Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/30/25 (a)	125,235	103,350
Blackhawk Network Holdings, Inc
2018 1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 05/31/25 (a)	112,987	91,197
Brave Parent Holdings, Inc.
1st Lien Term Loan, 5.78%, (3M LIBOR + 4.00%), 04/17/25 (a)	69,097	59,078
Cabot Microelectronics Corporation
2019 Term Loan B1, 3.62%, (1M LIBOR + 2.00%), 11/14/25 (a)	39,790	38,198
Castle US Holding Corporation
USD Term Loan B, 5.35%, (1M LIBOR + 3.75%), 02/28/27 (a)	32,900	26,094
CommScope, Inc.
2019 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 02/07/26 (a)	96,813	91,005
DCert Buyer, Inc.
2019 Term Loan B, 5.60%, (1M LIBOR + 4.00%), 07/31/26 (a)	81,000	71,820
Dell International LLC
2019 Term Loan B, 3.61%, (1M LIBOR + 2.00%), 09/11/25 (a)	401,453	381,633
Dynatrace LLC
2018 1st Lien Term Loan, 3.85%, (1M LIBOR + 2.25%), 08/08/25 (a)	45,530	42,570
Entegris, Inc.
2018 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 11/05/25 (a) (b)	44,438	40,438
Eta Australia Holdings III Pty Ltd
Term Loan, 5.60%, (1M LIBOR + 4.00%), 03/08/26 (a)	59,550	50,320
EVO Payments International LLC
2018 1st Lien Term Loan, 4.87%, (1M LIBOR + 3.25%), 12/22/23 (a)	92,533	77,208
Global Tel*Link Corporation
2018 1st Lien Term Loan, 5.85%, (3M LIBOR + 4.25%), 11/29/25 (a)	147,550	123,942
GlobalLogic Holdings Inc.
2018 Add On 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 07/27/25 (a)	106,325	99,945
Go Daddy Operating Company, LLC
2017 Repriced Term Loan, 3.35%, (1M LIBOR + 1.75%), 02/15/24 (a)	125,376	119,264
II-VI Incorporated
Term Loan B, 5.10%, (1M LIBOR + 3.50%), 06/28/26 (a)	165,419	136,194
Infor (US), Inc.
Term Loan B6, 4.69%, (1M LIBOR + 2.75%), 02/07/22 (a)	81,708	78,317
IRI Holdings, Inc.
2018 1st Lien Term Loan, 6.11%, (3M LIBOR + 4.50%), 11/06/25 (a)	137,903	108,426
MA FinanceCo., LLC
2017 Term Loan B2, 3.85%, (1M LIBOR + 2.25%), 11/19/21 (a)	50,000	46,875
USD Term Loan B3, 4.10%, (1M LIBOR + 2.50%), 04/19/24 (a)	30,907	27,384

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
McAfee, LLC
2018 USD Term Loan B, 4.69%, (1M LIBOR + 3.75%), 09/30/24 (a)	194,059	181,121
MH Sub I, LLC
2017 1st Lien Term Loan, 5.35%, (6M LIBOR + 3.75%), 08/09/24 (a)	150,858	126,872
MKS Instruments, Inc.
2019 Term Loan B6, 3.35%, (1M LIBOR + 1.75%), 02/01/26 (a)	126,230	112,866
MLN US HoldCo LLC
2018 1st Lien Term Loan, 6.02%, (1M LIBOR + 4.50%), 07/13/25 (a)	128,611	88,190
NaviHealth, Inc.
2018 Term Loan B, 5.61%, (1M LIBOR + 5.00%), 08/01/25 (a) (b)	88,650	80,671
NCR Corporation
2019 Term Loan, 4.11%, (1M LIBOR + 2.50%), 04/12/25 (a)	113,660	102,294
NeuStar, Inc.
2018 Term Loan B4, 5.10%, (3M LIBOR + 3.50%), 08/08/24 (a)	195,980	147,769
ON Semiconductor Corporation
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/13/26 (a)	223,875	209,323
Presidio, Inc.
2020 Term Loan B, 5.28%, (3M LIBOR + 3.50%), 12/19/26 (a)	114,120	106,131
Rackspace Hosting, Inc.
2017 Incremental 1st Lien Term Loan, 4.26%, (1M LIBOR + 3.00%), 11/03/23 (a)	219	190
2017 Incremental 1st Lien Term Loan, 4.76%, (3M LIBOR + 3.00%), 11/03/23 (a)	85,284	73,770
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 (a)	201,308	184,533
Refinitiv US Holdings Inc.
2018 USD Term Loan, 4.24%, (1M LIBOR + 3.25%), 09/12/25 (a)	167,875	160,460
Rocket Software, Inc.
2018 Term Loan , 5.85%, (1M LIBOR + 4.25%), 11/20/25 (a)	79,101	64,731
Science Applications International Corporation
Term Loan, 0.00%, (1M LIBOR + 2.25%), 03/05/27 (a) (c)	17,500	16,362
Seattle Spinco, Inc.
USD Term Loan B3, 4.10%, (1M LIBOR + 2.50%), 04/19/24 (a)	208,725	184,931
Severin Acquisition, LLC
2018 Term Loan B, 4.74%, (3M LIBOR + 3.00%), 06/15/25 (a)	198,060	169,341
Sirius Computer Solutions, Inc.
2020 Term Loan, 4.49%, (1M LIBOR + 3.50%), 07/01/26 (a)	129,027	111,608
Solera, LLC
USD Term Loan B, 4.36%, (3M LIBOR + 2.75%), 03/03/23 (a)	166,957	155,687
Sophia, L.P.
2017 Term Loan B, 4.70%, (3M LIBOR + 3.25%), 09/30/22 (a)	174,184	165,040
SS&C Technologies Holdings Europe S.A.R.L.
2018 Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (a)	80,659	75,215
SS&C Technologies Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 02/27/25 (a)	113,036	105,406
SurveyMonkey Inc.
2018 Term Loan B, 4.49%, (3M LIBOR + 3.75%), 10/10/25 (a) (b)	72,779	57,496
TriTech Software Systems
2018 Term Loan B, 5.35%, (3M LIBOR + 3.75%), 08/16/25 (a)	88,875	69,856
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 08/09/25 (a)	202,562	124,914
Verra Mobility Corporation
2020 Term Loan B, 4.85%, 02/23/25 (a)	195,723	174,194
Vertafore, Inc.
2018 1st Lien Term Loan, 4.85%, (1M LIBOR + 3.25%), 06/04/25 (a)	55,547	48,654
Western Digital Corporation
2018 Term Loan B4, 3.35%, (3M LIBOR + 1.75%), 04/29/23 (a)	173,906	166,950
WEX Inc.
Term Loan B3, 3.85%, (1M LIBOR + 2.25%), 05/17/26 (a)	296,739	255,789
		5,939,161
Industrials 12.1%
Advanced Disposal Services Inc.
Term Loan B3, 2.89%, (3M LIBOR + 2.25%), 11/10/23 (a)	300,819	296,557
AI Mistral Holdco Limited
2017 Term Loan B, 4.60%, (1M LIBOR + 3.00%), 01/26/24 (a)	113,253	75,124
Allegiant Travel Company
2020 Term Loan, 4.71%, (3M LIBOR + 3.00%), 02/05/24 (a)	59,100	45,802
Altra Industrial Motion Corp.
2018 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/26/25 (a)	312,905	271,933
Altran Technologies
2018 USD Term Loan B, 3.27%, (1M LIBOR + 2.50%), 01/31/25 (a)	59,098	53,927
APi Group DE, Inc.
Term Loan B, 4.10%, (1M LIBOR + 2.50%), 09/25/26 (a)	15,000	12,744
Autokiniton US Holdings, Inc.
2018 Term Loan B, 7.98%, (1M LIBOR + 6.38%), 05/18/25 (a) (b)	98,250	78,600
Beacon Roofing Supply, Inc.
2017 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 01/02/25 (a)	59,394	53,529
Brand Energy & Infrastructure Services, Inc.
2017 Term Loan, 6.12%, (3M LIBOR + 4.25%), 06/16/24 (a)	50,153	39,864
2017 Term Loan, 6.06%, (3M LIBOR + 4.25%), 06/17/24 (a)	56,881	45,212
BrightView Landscapes, LLC
2018 1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 08/09/25 (a)	56,195	52,683
2018 1st Lien Term Loan B, 3.13%, (1M LIBOR + 2.50%), 08/15/25 (a)	68,582	64,296
Brookfield WEC Holdings Inc.
2020 Term Loan, 4.60%, (1M LIBOR + 3.00%), 08/01/25 (a)	222,187	208,856
Builders FirstSource, Inc.
2017 Term Loan B, 4.61%, (3M LIBOR + 3.00%), 02/29/24 (a)	11,290	10,048
Camelot U.S. Acquisition 1 Co.
Term Loan B, 4.85%, (1M LIBOR + 3.25%), 10/31/26 (a)	35,862	33,711
DG Investment Intermediate Holdings 2, Inc.
2018 1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 01/31/25 (a)	131,954	110,842
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (a)	35,515	28,101
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (a)	66,058	52,268
Electrical Components International, Inc.
2018 1st Lien Term Loan, 6.19%, (3M LIBOR + 4.25%), 06/22/25 (a)	81,205	60,091
Element Materials Technology Group US Holdings Inc
2017 USD Term Loan B, 5.44%, (3M LIBOR + 3.50%), 06/29/24 (a)	78,593	66,543
Encapsys, LLC
2020 Term Loan B2, 4.85%, (1M LIBOR + 3.25%), 11/07/24 (a) (b)	107,748	84,044
Engineered Machinery Holdings, Inc.
USD 1st Lien Term Loan, 4.94%, (3M LIBOR + 3.00%), 07/25/24 (a)	128,538	104,759
EWT Holdings III Corp.
2020 Term Loan, 4.60%, (1M LIBOR + 2.75%), 12/20/24 (a)	110,042	99,221

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Filtration Group Corporation
2018 1st Lien Term Loan, 3.99%, (1M LIBOR + 3.00%), 03/27/25 (a)	129,844	112,152
Gardner Denver, Inc.
Term Loan, 0.00%, (1M LIBOR + 2.75%), 07/30/24 (a) (c)	55,000	51,425
Term Loan, 4.35%, (3M LIBOR + 1.75%), 03/01/27 (a)	123,285	115,271
Gates Global LLC
2017 USD Repriced Term Loan B, 3.75%, (1M LIBOR + 2.75%), 04/01/24 (a)	294,949	254,246
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (a)	54,000	51,469
GFL Environmental Inc.
2018 USD Term Loan B, 4.00%, (1M LIBOR + 3.00%), 05/11/25 (a)	20,269	19,560
2018 USD Term Loan B, 4.60%, (1M LIBOR + 3.00%), 05/11/25 (a)	113,277	109,312
Hamilton Holdco, LLC
2018 Term Loan B, 3.95%, (3M LIBOR + 2.00%), 06/01/25 (a)	326,945	304,059
Harbor Freight Tools USA, Inc.
2018 Term Loan B, 4.10%, (1M LIBOR + 2.50%), 08/16/23 (a)	103,133	93,232
Hillman Group Inc. (The)
2018 Term Loan B, 5.60%, (6M LIBOR + 4.00%), 05/16/25 (a)	197,495	153,305
IBC Capital Limited
2018 1st Lien Term Loan, 4.64%, (3M LIBOR + 3.75%), 09/11/23 (a) (b)	140,979	119,128
Janus International Group, LLC
2018 1st Lien Term Loan, 5.35%, (1M LIBOR + 3.75%), 02/07/25 (a)	91,276	90,135
MX Holdings US, Inc.
2018 USD Term Loan B1C, 4.35%, (1M LIBOR + 2.75%), 06/18/25 (a)	73,874	64,824
Navistar International Corporation
2017 1st Lien Term Loan B, 4.28%, (1M LIBOR + 3.50%), 11/01/24 (a)	228,758	196,732
Pelican Products, Inc.
2018 1st Lien Term Loan, 5.16%, (1M LIBOR + 3.50%), 04/18/25 (a)	98,250	77,740
PODS, LLC
2018 1st Lien Term Loan, 4.41%, (1M LIBOR + 2.75%), 11/21/24 (a)	127,762	113,069
Prime Security Services Borrower, LLC
2019 Term Loan B1, 4.61%, (1M LIBOR + 3.25%), 12/31/22 (a)	335,626	299,714
Rexnord LLC
2019 Term Loan B, 2.68%, (1M LIBOR + 1.75%), 08/21/24 (a)	120,690	109,677
Reynolds Group Holdings Inc.
USD 2017 Term Loan, 3.74%, (1M LIBOR + 2.75%), 02/05/23 (a)	129,774	122,313
Robertshaw US Holding Corp
2018 1st Lien Term Loan, 4.88%, (1M LIBOR + 3.25%), 02/14/25 (a)	98,000	58,800
Sabre Industries, Inc.
Term Loan, 0.00%, (3M LIBOR + 3.50%), 04/09/26 (a) (c)	20,000	17,983
2019 Term Loan B, 4.49%, (3M LIBOR + 3.50%), 04/09/26 (a)	94,287	84,780
Spectrum Holdings III Corp.
1st Lien Term Loan, 4.85%, (3M LIBOR + 3.25%), 01/26/25 (a)	89,180	60,642
Tempo Acquisition LLC
Term Loan, 3.74%, (1M LIBOR + 2.75%), 04/20/24 (a)	192,286	171,135
TransDigm, Inc.
2020 Term Loan G, 3.85%, (1M LIBOR + 2.25%), 08/22/24 (a)	196,000	181,496
2020 Term Loan E, 3.24%, (1M LIBOR + 2.25%), 05/30/25 (a)	117,900	106,994
USI, Inc.
2017 Repriced Term Loan, 3.99%, (3M LIBOR + 3.00%), 05/16/24 (a)	197,237	179,485
USIC Holdings, Inc.
2017 Term Loan B, 4.85%, (1M LIBOR + 3.25%), 12/09/23 (a)	132,577	111,365
VC GB Holdings, Inc.
2017 1st Lien Term Loan, 4.60%, (3M LIBOR + 3.00%), 02/28/24 (a) (b)	58,979	48,363
Ventia Deco LLC
2016 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 05/21/22 (a)	47,144	40,544
Vertiv Group Corporation
Term Loan B, 4.58%, (1M LIBOR + 3.00%), 02/11/27 (a)	166,667	143,334
XPO Logistics, Inc.
2019 Term Loan B1, 4.19%, (3M LIBOR + 2.50%), 02/24/25 (a)	95,000	89,656
		5,700,695
Communication Services 12.0%
Altice Financing SA
2017 USD Term Loan B, 4.41%, (3M LIBOR + 2.75%), 07/31/25 (a)	103,405	93,582
Altice France S.A.
2018 Term Loan B13, 4.70%, (1M LIBOR + 4.00%), 07/13/26 (a)	227,125	215,201
AMC Entertainment Holdings, Inc.
2019 Term Loan B, 4.61%, (1M LIBOR + 3.00%), 04/22/26 (a)	166,596	121,458
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.86%, (1M LIBOR + 4.25%), 08/15/26 (a)	101,636	80,292
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (a)	216,981	201,387
Charter Communications Operating, LLC
2019 Term Loan B1, 3.36%, (1M LIBOR + 1.75%), 04/30/25 (a)	309,538	296,253
Cincinnati Bell, Inc.
2017 Term Loan, 4.85%, (1M LIBOR + 3.25%), 10/02/24 (a)	98,500	93,682
Cogeco Communications (USA) II L.P.
2017 1st Lien Term Loan, 3.60%, (1M LIBOR + 2.00%), 08/11/24 (a)	320,724	297,205
Connect Finco Sarl
Term Loan B, 5.49%, (1M LIBOR + 4.50%), 09/23/26 (a)	140,000	109,550
Consolidated Communications, Inc.
2016 Term Loan B, 4.61%, (1M LIBOR + 3.00%), 09/29/23 (a)	171,839	149,929
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (a)	148,852	141,658
2019 Term Loan B5, 3.11%, (1M LIBOR + 2.50%), 04/15/27 (a)	247,500	235,949
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (a)	54,725	42,138
Entercom Media Corp.
2019 Term Loan, 4.10%, (1M LIBOR + 2.50%), 11/18/24 (a)	122,221	109,999
GoodRx, Inc.
1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 10/10/25 (a)	52,917	49,124
Gray Television, Inc.
2018 Term Loan C, 4.02%, (1M LIBOR + 2.50%), 10/30/25 (a)	277,460	256,928
Hargray Communications Group, Inc.
2017 Term Loan B, 4.60%, (1M LIBOR + 3.00%), 03/23/24 (a)	108,880	94,000
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (a)	19,950	16,708
Intelsat Jackson Holdings S.A.
2017 Term Loan B3, 5.68%, (6M LIBOR + 3.75%), 11/27/23 (a)	105,000	95,681
Iridium Satellite LLC
Term Loan, 4.75%, (1M LIBOR + 3.75%), 10/08/27 (a)	22,000	20,680

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (a)	229,383	213,326
Maxar Technologies Ltd.
Term Loan B, 4.36%, (3M LIBOR + 2.75%), 07/07/24 (a)	141,785	118,390
MTN Infrastructure TopCo Inc
1st Lien Term Loan B, 4.00%, (1M LIBOR + 3.00%), 10/27/24 (a)	202,686	177,350
NASCAR Holdings, Inc
Term Loan B, 3.67%, (1M LIBOR + 2.75%), 07/26/26 (a)	7,077	6,171
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.33%, (1M LIBOR + 2.75%), 07/15/26 (a)	184,191	170,745
PUG LLC
USD Term Loan , 5.17%, (1M LIBOR + 3.50%), 01/31/27 (a) (b)	129,675	110,224
SBA Senior Finance II LLC
2018 Term Loan B, 3.36%, (1M LIBOR + 1.75%), 03/26/25 (a)	337,238	318,015
Securus Technologies Holdings, Inc.
2017 1st Lien Term Loan, 5.50%, (1M LIBOR + 4.50%), 06/20/24 (a)	99,278	76,444
Sinclair Television Group Inc.
Term Loan B2, 3.86%, (1M LIBOR + 2.25%), 01/06/24 (a)	297,632	282,751
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (a)	333,131	330,633
Term Loan, 4.00%, (1M LIBOR + 3.00%), 02/05/24 (a)	69,125	68,607
Telenet Financing USD LLC
2020 USD Term Loan AR, 2.70%, (1M LIBOR + 2.00%), 04/21/29 (a)	250,000	227,750
Telesat Canada
Term Loan B5, 3.74%, (1M LIBOR + 2.75%), 11/22/26 (a)	77,805	73,915
Terrier Media Buyer, Inc.
Term Loan, 0.00%, (3M LIBOR + 4.25%), 10/04/26 (a) (c)	20,000	17,650
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (a)	106,732	94,191
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (a)	120,273	101,330
Vestcom Parent Holdings, Inc.
2016 1st Lien Term Loan, 5.60%, (3M LIBOR + 4.00%), 12/15/23 (a) (b)	73,395	57,982
2016 1st Lien Term Loan, 7.75%, (3M PRIME + 3.00%), 12/16/23 (a) (b)	13	10
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (a)	210,000	193,200
Windstream Holdings Inc.
DIP Term Loan, 4.11%, (1M LIBOR + 2.50%), 03/08/21 (a)	55,000	53,350
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (a)	74,185	69,734
Ziggo Financing Partnership
USD Term Loan I, 3.20%, (1M LIBOR + 2.50%), 04/17/28 (a)	184,000	172,960
		5,656,132
Health Care 10.4%
Accelerated Health Systems, LLC
Term Loan B, 4.30%, (1M LIBOR + 3.50%), 11/02/25 (a) (b)	109,072	92,711
ADMI Corp.
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 04/06/24 (a)	147,915	120,995
Agiliti Health, Inc
Term Loan, 4.62%, (1M LIBOR + 3.00%), 10/18/25 (a) (b)	62,370	59,563
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (a)	134,354	93,451
Aldevron, L.L.C.
2019 Term Loan B, 6.19%, (3M LIBOR + 4.25%), 09/20/26 (a)	130,000	120,900
Alliance Healthcare Services, Inc.
2017 Term Loan B, 6.10%, (1M LIBOR + 4.50%), 10/20/23 (a)	122,642	96,887
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/15/24 (a)	63,854	50,480
Amneal Pharmaceuticals LLC
2018 Term Loan B, 5.12%, (1M LIBOR + 3.50%), 03/26/25 (a)	90,680	77,078
Athenahealth, Inc.
2019 Term Loan B, 5.28%, (3M LIBOR + 4.50%), 01/25/26 (a)	138,974	129,246
ATI Holdings Acquisition, Inc.
2016 Term Loan, 5.10%, (1M LIBOR + 3.50%), 05/10/23 (a)	160,269	112,188
Auris Luxembourg III S.a.r.l.
2019 USD Term Loan B2, 4.74%, (1M LIBOR + 3.75%), 07/23/25 (a)	69,102	51,308
Bausch Health Companies Inc.
2018 Term Loan B, 3.61%, (1M LIBOR + 3.00%), 05/19/25 (a)	213,388	201,918
Change Healthcare Holdings LLC
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 02/02/24 - 02/03/24 (a)	176,903	166,289
CHG Healthcare Services Inc.
2017 1st Lien Term Loan B, 4.60%, (1M LIBOR + 3.00%), 06/07/23 (a)	167,113	147,616
Da Vinci Purchaser Corp.
2019 Term Loan, 5.87%, (3M LIBOR + 4.00%), 12/10/26 (a)	113,000	106,220
DaVita, Inc.
2020 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 07/30/26 (a)	89,551	84,794
Elanco Animal Health Inc
Term Loan, 0.00%, (3M LIBOR + 1.75%), 02/04/27 (a) (c)	140,000	132,300
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.25%, (1M LIBOR + 4.25%), 04/12/24 (a)	152,013	135,671
Envision Healthcare Corporation
2018 1st Lien Term Loan, 4.74%, (1M LIBOR + 3.75%), 09/27/25 (a)	102,792	51,910
ExamWorks Group, Inc.
2017 Term Loan, 4.85%, (6M LIBOR + 3.25%), 07/27/23 (a)	166,562	149,073
Gentiva Health Services, Inc.
2020 Term Loan, 4.25%, (1M LIBOR + 3.25%), 07/02/25 (a)	139,663	130,584
GHX Ultimate Parent Corporation
2017 1st Lien Term Loan, 5.21%, (3M LIBOR + 3.25%), 06/24/24 (a)	127,380	117,827
Global Medical Response, Inc.
2018 Term Loan B1, 4.93%, (3M LIBOR + 3.25%), 04/28/22 (a)	132,173	121,930
Grifols Worldwide Operations USA, Inc.
USD 2019 Term Loan B, 2.68%, (3M LIBOR + 2.00%), 11/15/27 (a)	116,707	109,997
Jaguar Holding Company II
2018 Term Loan , 3.50%, (1M LIBOR + 2.50%), 08/18/22 (a)	126,261	120,174
Kindred Healthcare LLC
2018 1st Lien Term Loan, 6.63%, (1M LIBOR + 5.00%), 06/21/25 (a)	93,575	77,199
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (a)	134,916	118,838
National Mentor Holdings, Inc.
2019 Term Loan B, 5.61%, (1M LIBOR + 4.00%), 03/09/26 (a)	114,838	102,206
2019 Term Loan C, 5.61%, (3M LIBOR + 4.00%), 03/09/26 (a)	7,187	6,396
Ortho-Clinical Diagnostics SA
2018 Term Loan B, 4.77%, (1M LIBOR + 3.25%), 06/01/25 (a)	195,808	165,702

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Parexel International Corporation
Term Loan B, 3.74%, (1M LIBOR + 2.75%), 08/06/24 (a)	87,455	74,227
Phoenix Guarantor Inc
2020 Term Loan B, 4.11%, (1M LIBOR + 3.25%), 03/05/26 (a)	136,195	122,916
Prestige Brands, Inc.
Term Loan B4, 2.99%, (1M LIBOR + 2.00%), 01/20/24 (a)	115,601	107,013
Radiology Partners Inc
2018 1st Lien Term Loan B, 5.98%, (3M LIBOR + 4.25%), 06/28/25 (a)	51,800	42,372
2018 1st Lien Term Loan B, 5.99%, (3M LIBOR + 4.25%), 06/28/25 (a)	60,415	49,420
RadNet, Inc.
Term Loan, 5.35%, (3M LIBOR + 3.50%), 06/30/23 (a)	130,209	112,305
Reprice Term Loan, 7.25%, (3M LIBOR + 3.50%), 06/30/23 (a)	2,003	1,728
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (a)	146,513	137,070
Select Medical Corporation
2017 Term Loan B, 3.43%, (3M LIBOR + 2.50%), 03/06/25 (a)	161,714	152,820
Sound Inpatient Physicians
2018 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 06/19/25 (a)	135,094	118,433
Surgery Center Holdings, Inc.
2017 Term Loan B, 4.86%, (1M LIBOR + 3.25%), 06/18/24 (a)	137,116	104,483
Team Health Holdings, Inc.
1st Lien Term Loan, 3.75%, (1M LIBOR + 2.75%), 01/12/24 (a)	136,773	85,483
Tivity Health Inc
Term Loan A, 5.85%, (1M LIBOR + 4.25%), 03/08/24 (a)	24,000	19,200
Term Loan B, 6.85%, (1M LIBOR + 5.25%), 03/08/26 (a)	28,012	22,263
U.S. Anesthesia Partners, Inc.
2017 Term Loan, 4.60%, (1M LIBOR + 3.00%), 06/16/24 (a)	102,319	75,887
U.S. Renal Care, Inc.
2019 Term Loan B, 6.63%, (1M LIBOR + 5.00%), 06/12/26 (a)	129,350	111,796
Upstream Newco, Inc.
2019 Term Loan, 6.10%, (1M LIBOR + 4.50%), 10/21/26 (a) (b)	60,000	48,600
Vizient, Inc.
2020 Term Loan B6, 3.61%, (1M LIBOR + 2.00%), 05/06/26 (a)	39,600	36,630
Wellpath Holdings, Inc.
2018 1st Lien Term Loan, 7.10%, (6M LIBOR + 5.50%), 09/25/25 (a)	61,500	47,970
2018 1st Lien Term Loan, 7.28%, (3M LIBOR + 5.50%), 09/25/25 (a)	37,250	29,055
Zelis Healthcare Corporation
Term Loan, 0.00%, (1M LIBOR + 4.75%), 09/26/26 (a) (c)	70,000	64,400
Term Loan B, 6.35%, (1M LIBOR + 4.75%), 09/26/26 (a)	59,850	55,062
		4,870,584
Financials 10.2%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (a)	240,877	211,971
Advisor Group, Inc.
2019 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 07/31/26 (a)	130,455	95,993
AlixPartners, LLP
2017 Term Loan B, 3.50%, (1M LIBOR + 2.50%), 03/28/24 (a)	100,828	96,038
Alliant Holdings Intermediate, LLC
2018 Term Loan B, 3.99%, (1M LIBOR + 3.00%), 05/07/25 (a)	197,347	178,796
AmWINS Group, Inc.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 01/19/24 (a)	131,223	120,889
2017 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 01/19/24 (a)	26,289	24,218
Aretec Group, Inc.
2018 Term Loan , 5.85%, (1M LIBOR + 4.25%), 08/15/25 (a)	122,648	80,335
AssuredPartners, Inc.
2020 Term Loan B, 4.49%, (1M LIBOR + 3.50%), 08/07/20 (a)	220,618	191,386
Asurion LLC
2017 Term Loan B4, 4.60%, (1M LIBOR + 3.00%), 08/04/22 (a)	160,275	151,192
Avolon TLB Borrower 1 (US) LLC
Term Loan B3, 2.52%, (1M LIBOR + 1.75%), 01/15/25 (a)	59,627	52,869
BCP Renaissance Parent LLC
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 09/20/24 (a)	57,561	28,493
Belron Finance US LLC
2018 Term Loan B, 3.96%, (3M LIBOR + 2.25%), 11/19/25 (a)	93,812	88,184
Blackstone CQP Holdco LP
Term Loan B, 4.62%, (3M LIBOR + 3.50%), 05/29/24 (a)	79,002	61,464
Crown Finance US, Inc.
2018 USD Term Loan, 3.32%, (6M LIBOR + 2.25%), 02/05/25 (a)	235,657	159,069
Deerfield Dakota Holding, LLC
2018 Term Loan B, 4.25%, (1M LIBOR + 3.25%), 12/04/24 (a)	127,994	125,435
Duff & Phelps, LLC
Term Loan, 0.00%, (3M LIBOR + 3.75%), 03/05/27 (a) (b) (c)	40,000	33,600
Edelman Financial Center, LLC
2018 1st Lien Term Loan, 4.18%, (1M LIBOR + 3.25%), 06/26/25 (a)	290,336	244,608
First American Payment Systems, L.P.
2020 Term Loan B, 5.77%, (3M LIBOR + 5.00%), 02/24/27 (a)	35,000	30,100
First Eagle Holdings, Inc.
2020 Term Loan B, 4.26%, (3M LIBOR + 2.50%), 02/02/27 (a)	118,292	99,069
Garrett LX III S.a r.l.
2018 USD Term Loan B, 3.77%, (3M LIBOR + 2.50%), 09/22/25 (a)	178,357	146,253
Hub International Limited
2018 Term Loan B, 4.39%, (3M LIBOR + 2.75%), 04/25/25 (a)	6,472	6,013
2018 Term Loan B, 4.52%, (3M LIBOR + 2.75%), 04/25/25 (a)	346	322
Term Loan, 4.55%, (3M LIBOR + 2.75%), 04/25/25 (a)	135,737	126,100
Ineos Enterprises Holdings US Finco LLC
2020 USD Term Loan B, 5.11%, (3M LIBOR + 3.50%), 07/29/26 (a)	112,297	98,447
INEOS US Finance LLC
2017 USD Term Loan B, 3.60%, (1M LIBOR + 2.00%), 03/31/24 (a)	315,702	287,683
ION Trading Technologies S.a.r.l.
USD Incremental Term Loan B, 6.06%, (3M LIBOR + 4.00%), 11/21/24 (a)	125,258	102,294
iStar, Inc.
2016 Term Loan B, 3.52%, (1M LIBOR + 2.75%), 06/30/20 (a)	88,096	78,406
2016 Term Loan B, 3.77%, (1M LIBOR + 2.75%), 06/30/20 (a)	159,517	141,970
Jane Street Group, LLC
2020 Term Loan, 4.61%, (3M LIBOR + 3.00%), 01/31/25 (a)	300,031	267,028
Lions Gate Capital Holdings LLC
2018 Term Loan B, 3.85%, (1M LIBOR + 2.25%), 03/20/25 (a)	203,863	182,458
LPL Holdings, Inc.
2019 Term Loan B1, 2.71%, (1M LIBOR + 1.75%), 11/07/26 (a)	121,876	114,259
NAB Holdings LLC
2017 Repriced Term Loan, 4.94%, (3M LIBOR + 3.00%), 01/15/25 (a)	148,516	115,843

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Nuvei Technologies Corp.
USD Term Loan , 6.60%, (1M LIBOR + 5.00%), 07/22/20 (a) (b)	63,186	56,236
Sedgwick Claims Management Services, Inc.
2018 Term Loan B, 4.24%, (1M LIBOR + 3.25%), 11/06/25 (a)	207,375	182,318
SolarWinds Holdings, Inc.
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 02/06/24 (a)	196,363	181,964
TKC Holdings, Inc.
2017 1st Lien Term Loan, 5.36%, (1M LIBOR + 3.75%), 02/08/23 (a)	95,349	75,994
Trans Union, LLC
2019 Term Loan B5, 3.35%, (1M LIBOR + 1.75%), 11/13/26 (a)	135,111	128,963
Travelport Finance (Luxembourg) S.a.r.l.
2019 Term Loan, 6.94%, (3M LIBOR + 5.00%), 03/18/26 (a)	89,550	57,357
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (a)	126,809	110,323
VFH Parent LLC
2019 Term Loan B, 4.01%, (1M LIBOR + 3.00%), 03/02/26 (a)	191,329	173,631
Victory Capital Holdings, Inc.
2020 Term Loan B, 4.02%, (1M LIBOR + 2.50%), 07/01/26 (a)	74,782	64,686
		4,772,257
Materials 9.8%
American Builders & Contractors Supply Co., Inc.
2019 Term Loan, 3.60%, (1M LIBOR + 2.00%), 01/15/27 (a)	119,400	112,236
Avantor Funding, Inc.
USD Term Loan B3, 3.85%, (1M LIBOR + 2.25%), 09/22/24 (a)	69,374	65,211
Ball Metalpack, LLC
2018 1st Lien Term Loan B, 6.11%, (3M LIBOR + 4.50%), 07/25/25 (a)	98,250	73,687
Berry Global, Inc.
Term Loan W, 2.86%, (3M LIBOR + 2.00%), 10/01/22 (a)	62,850	59,838
Term Loan Y, 2.86%, (1M LIBOR + 2.00%), 07/01/26 (a)	53,688	50,735
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (a)	214,613	173,972
Charter NEX US, Inc.
Incremental Term Loan, 4.49%, (1M LIBOR + 3.50%), 05/16/24 (a)	136,995	118,501
Composite Resins Holding B.V.
2018 Term Loan B, 5.26%, (1M LIBOR + 4.25%), 06/27/25 (a)	113,483	97,880
Consolidated Container Company LLC
2017 1st Lien Term Loan, 4.35%, (1M LIBOR + 2.75%), 05/10/24 - 05/22/24 (a)	127,393	118,476
Diamond (BC) B.V.
USD Term Loan , 4.78%, (3M LIBOR + 3.00%), 07/24/24 (a)	132,480	98,035
Element Solutions Inc.
2019 Term Loan B1, 3.60%, (1M LIBOR + 2.00%), 01/31/26 (a)	128,628	118,981
Ferro Corporation
2018 USD Term Loan B1, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	109,014	93,412
2018 USD Term Loan B2, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	47,469	40,665
2018 USD Term Loan B3, 4.19%, (3M LIBOR + 2.25%), 02/14/24 (a)	46,459	39,800
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (a)	206,959	187,298
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (a)	7,768	7,030
Gemini HDPE LLC
Term Loan B, 4.28%, (3M LIBOR + 2.50%), 08/04/24 (a) (b)	42,954	37,370
GYP Holdings III Corp.
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 05/15/25 (a)	169,917	152,925
Hexion Inc
USD Exit Term Loan, 5.41%, (3M LIBOR + 3.50%), 06/27/26 (a)	125,638	104,594
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.01%, (1M LIBOR + 4.25%), 06/30/22 (a)	195,980	135,091
LTI Holdings, Inc.
2018 Add On 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/15/25 (a)	118,200	86,581
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (a)	318,536	281,585
Momentive Performance Materials Inc.
Term Loan B, 4.86%, (1M LIBOR + 3.25%), 04/18/24 (a)	140,267	112,725
Onex TSG Intermediate Corp.
1st Lien Term Loan, 5.60%, (1M LIBOR + 4.00%), 07/31/22 (a)	100,000	75,900
Perstorp Holding AB
USD Term Loan B, 6.69%, (6M LIBOR + 4.75%), 04/03/26 (a)	94,050	73,672
Plaze, Inc.
2019 Term Loan B, 5.02%, (1M LIBOR + 3.50%), 08/01/26 (a) (b)	129,675	109,575
PMHC II, Inc.
2018 1st Lien Term Loan, 5.44%, (1Y LIBOR + 3.50%), 03/20/25 (a)	88,719	51,013
Polar US Borrower, LLC
2018 1st Lien Term Loan, 6.62%, (3M LIBOR + 4.75%), 08/21/25 (a)	233,480	201,960
2018 1st Lien Term Loan, 6.69%, (1M LIBOR + 4.75%), 08/21/25 (a)	4,118	3,563
Polymer Additives, Inc.
2018 1st Lien Term Loan, 7.78%, (3M LIBOR + 6.00%), 07/25/25 (a)	98,750	70,112
PQ Corporation
2018 Term Loan B, 4.03%, (3M LIBOR + 2.25%), 02/08/25 (a)	152,007	139,466
Pro Mach Group, Inc.
2018 Term Loan B, 3.68%, (1M LIBOR + 2.75%), 03/07/25 (a)	197,222	156,791
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (a)	75,813	62,830
2016 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 11/18/23 (a)	44,326	36,735
2016 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.50%), 11/18/23 (a)	51,591	42,756
2016 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.50%), 11/18/23 (a)	34,116	28,274
Quikrete Holdings, Inc.
2016 1st Lien Term Loan, 4.10%, (1M LIBOR + 2.50%), 11/03/23 (a)	204,487	188,128
Solenis Holdings LLC
Term Loan, 4.99%, (3M LIBOR + 4.00%), 12/18/25 (a)	257	202
2018 1st Lien Term Loan, 5.61%, (3M LIBOR + 4.00%), 06/26/25 - 12/18/25 (a)	101,103	79,535
Starfruit Finco B.V
2018 USD Term Loan B, 3.86%, (1M LIBOR + 3.00%), 09/20/25 (a)	235,085	209,225
TricorBraun Holdings, Inc.
2016 1st Lien Term Loan, 5.68%, (3M PRIME + 2.75%), 11/29/23 (a)	17,462	14,406
2016 1st Lien Term Loan, 5.69%, (3M LIBOR + 3.75%), 11/29/23 (a)	194,688	160,618
Trident TPI Holdings, Inc.
Term Loan, 0.00%, (3M LIBOR + 3.25%), 10/05/24 (a) (c)	60,000	49,200
2017 USD Term Loan B1, 4.60%, (3M LIBOR + 3.25%), 10/05/24 (a)	48,998	40,178
Tronox Finance LLC
Term Loan B, 4.35%, (1M LIBOR + 2.75%), 09/11/24 (a)	56,568	49,254

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Term Loan B, 4.69%, (3M LIBOR + 2.75%), 09/11/24 (a)	39,915	34,754
Univar Solutions Inc.
2017 USD Term Loan B3, 3.85%, (3M LIBOR + 2.25%), 07/01/24 (a)	284,503	266,010
Wilsonart LLC
2017 Term Loan B, 4.71%, (3M LIBOR + 3.25%), 12/19/23 (a)	92,193	73,755
		4,584,540
Consumer Staples 5.4%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 4.30%, (1M LIBOR + 3.50%), 09/19/25 (a)	69,125	62,788
American Seafoods Group LLC
2017 1st Lien Term Loan, 3.77%, (1M LIBOR + 2.75%), 07/27/23 (a)	89,399	82,247
2017 1st Lien Term Loan, 6.50%, (3M LIBOR + 2.75%), 07/27/23 (a)	2,838	2,611
BellRing Brands, LLC
2019 Term Loan B, 6.60%, (1M LIBOR + 5.00%), 10/10/24 (a)	59,250	55,251
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 3.05%, (1M LIBOR + 2.25%), 01/26/24 (a)	69,475	66,349
CHG PPC Parent LLC
2018 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/16/25 (a)	128,765	114,601
Coty Inc.
2018 USD Term Loan B, 3.26%, (1M LIBOR + 2.25%), 03/29/25 (a)	132,718	104,947
Del Monte Foods, Inc.
1st Lien Term Loan, 4.86%, (3M LIBOR + 3.25%), 01/26/21 (a)	34,269	26,644
1st Lien Term Loan, 7.00%, (6M PRIME + 2.25%), 01/26/21 (a)	91	71
Dole Food Company Inc.
2017 Term Loan B, 3.75%, (1M LIBOR + 2.75%), 03/22/24 (a)	101,989	91,407
2017 Term Loan B, 4.35%, (1M LIBOR + 2.75%), 03/22/24 (a)	52,330	46,901
Froneri International Ltd.
2020 USD Term Loan, 3.24%, (1M LIBOR + 2.25%), 01/29/27 (a)	59,600	56,471
Hearthside Food Solutions, LLC
2018 Term Loan B, 5.29%, (1M LIBOR + 3.69%), 05/17/25 (a)	109,562	90,936
Hostess Brands, Inc.
2019 Term Loan, 3.85%, (1M LIBOR + 2.25%), 08/03/25 (a)	87,071	80,541
2019 Term Loan, 4.01%, (3M LIBOR + 2.25%), 08/03/25 (a)	41,443	38,336
2019 Term Loan, 4.03%, (3M LIBOR + 2.25%), 08/03/25 (a)	194,789	180,180
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (a)	324,417	301,938
Portillo's Holdings, LLC
2019 1st Lien Term Loan B3, 7.44%, (3M LIBOR + 5.50%), 08/02/24 (a) (b)	99,500	79,600
Reynolds Consumer Products LLC
Term Loan, 3.50%, (3M LIBOR + 1.75%), 01/30/27 (a)	172,000	161,164
Sigma Bidco B.V.
Term Loan, 0.00%, (3M LIBOR + 3.00%), 03/07/25 (a) (c)	55,000	48,033
2018 USD Term Loan B2, 4.91%, (3M LIBOR + 3.00%), 03/07/25 (a)	123,061	107,473
United Natural Foods, Inc.
Term Loan B, 5.85%, (1M LIBOR + 4.25%), 10/22/25 (a)	182,160	154,836
US Foods, Inc.
2016 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 06/27/23 (a)	216,025	199,104
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 08/14/26 (a)	99,500	90,346
UTZ Quality Foods, LLC
1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 11/14/24 (a)	128,236	114,009
Verscend Holding Corp.
2018 Term Loan B, 5.49%, (1M LIBOR + 4.50%), 08/08/25 (a)	187,150	175,921
		2,532,705
Utilities 1.9%
Calpine Corporation
Term Loan B5, 4.20%, (1M LIBOR + 2.25%), 05/23/22 (a)	156,507	149,934
Term Loan B9, 3.24%, (1M LIBOR + 2.25%), 03/22/26 (a)	168,725	159,867
Helix Gen Funding, LLC
Term Loan B, 5.35%, (1M LIBOR + 3.75%), 03/02/24 (a)	57,305	50,428
Term Loan, 0.00%, (1M LIBOR + 3.75%), 05/31/24 (a) (c)	75,000	66,000
NEP/NCP Holdco, Inc.
2018 1st Lien Term Loan, 4.85%, (3M LIBOR + 3.25%), 10/05/25 (a)	148,274	90,632
PG&E Corp
DIP Term Loan, 3.12%, (1M LIBOR + 2.25%), 12/31/20 (a)	170,000	164,616
Vistra Operations Company LLC
1st Lien Term Loan B3, 2.55%, (1M LIBOR + 1.75%), 12/11/25 (a)	41,247	39,030
1st Lien Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 12/11/25 (a)	172,333	163,070
		883,577
Energy 0.8%
EG America LLC
2018 USD Term Loan, 5.07%, (6M LIBOR + 4.00%), 06/30/25 (a)	196,001	142,101
EG Group Limited
2018 USD Term Loan B, 5.96%, (6M LIBOR + 4.00%), 02/01/25 (a)	19,848	14,390
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (a)	89,325	53,595
Natgasoline LLC
Term Loan B, 5.28%, (6M LIBOR + 3.50%), 10/31/25 (a) (b)	143,799	123,667
Summit Midstream Partners Holdings, LLC
Term Loan B, 7.60%, (1M LIBOR + 6.00%), 05/15/22 (a)	28,680	10,612
Traverse Midstream Partners LLC
2017 Term Loan, 5.61%, (1M LIBOR + 4.00%), 09/22/24 (a)	70,960	39,028
		383,393
Real Estate 0.8%
ESH Hospitality, Inc.
2019 Term Loan B, 3.60%, (1M LIBOR + 2.00%), 09/18/26 (a)	90,708	80,050
VICI Properties 1 LLC
Replacement Term Loan B, 2.67%, (1M LIBOR + 1.75%), 12/13/24 (a)	320,000	293,200
		373,250
Total Senior Loan Interests (cost $49,712,592)		42,840,674
CORPORATE BONDS AND NOTES 2.7%
Communication Services 0.6%
Diamond Sports Group, LLC
5.38%, 08/15/26 (f)	20,000	16,249
iHeartCommunications, Inc.
8.38%, 05/01/27	8,172	7,006
Live Nation Entertainment, Inc.
4.88%, 11/01/24 (f)	30,000	27,693
Neptune Finco Corp.
10.88%, 10/15/25 (f) (g)	157,000	169,519
Nexstar Escrow Inc.
5.63%, 07/15/27 (f)	8,000	7,819
Sirius XM Radio Inc.
5.50%, 07/01/29 (f) (g)	65,000	66,263
		294,549
Financials 0.4%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (f) (g)	58,000	58,153

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Icahn Enterprises L.P.
6.25%, 05/15/26	31,000	29,243
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (f)	10,000	9,031
Level 3 Financing, Inc.
5.38%, 01/15/24	30,000	30,142
Springleaf Finance Corporation
7.13%, 03/15/26	65,000	63,971
		190,540
Health Care 0.4%
Bausch Health Companies Inc.
6.13%, 04/15/25 (f)	13,000	12,883
5.50%, 11/01/25 (f)	9,000	9,101
8.50%, 01/31/27 (f)	67,000	70,045
5.75%, 08/15/27 (f)	20,000	20,609
Community Health Systems, Inc.
8.63%, 01/15/24 (f) (g)	30,000	29,950
Tenet Healthcare Corporation
5.13%, 05/01/25	30,000	28,658
		171,246
Materials 0.3%
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (f)	57,000	56,744
FXI Holdings, Inc.
7.88%, 11/01/24 (f)	31,000	21,305
Olin Corporation
5.13%, 09/15/27	39,000	35,252
5.00%, 02/01/30	17,000	14,741
		128,042
Energy 0.3%
Cheniere Energy Partners, L.P.
5.63%, 10/01/26	54,000	49,680
Regency Energy Partners LP
5.88%, 03/01/22	30,000	28,450
Transocean Proteus Limited
6.25%, 12/01/24 (f)	58,800	47,592
		125,722
Industrials 0.2%
Aircastle Limited
5.00%, 04/01/23	30,000	28,358
Ashtead Capital, Inc.
5.25%, 08/01/26 (f)	93,000	88,933
		117,291
Consumer Staples 0.2%
Energizer Holdings, Inc.
7.75%, 01/15/27 (f) (g)	65,000	67,119
JBS USA Food Company
5.50%, 01/15/30 (f)	35,000	36,109
		103,228
Utilities 0.2%
Calpine Corporation
5.25%, 06/01/26 (f)	50,000	47,670
The AES Corporation
5.50%, 04/15/25	30,000	29,351
		77,021
Information Technology 0.1%
Dell International L.L.C.
5.30%, 10/01/29 (f) (h)	50,000	49,880
Consumer Discretionary 0.0%
Eldorado Resorts, Inc.
6.00%, 09/15/26	10,000	9,040
Total Corporate Bonds And Notes (cost $1,331,879)		1,266,559
WARRANTS 0.0%
iHeartMedia, Inc. (d) (i)	703	4,625
Total Warrants (cost $13,203)		4,625
COMMON STOCKS 0.0%
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (d)	1,875	1,200
iHeartMedia, Inc. - Class A (d)	94	687
Total Common Stocks (cost $11,100)		1,887
SHORT TERM INVESTMENTS 3.9%
Investment Companies 3.1%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.31% (j)	1,444,376	1,444,376
Securities Lending Collateral 0.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (j)	390,350	390,350
Total Short Term Investments (cost $1,834,726)		1,834,726
Total Investments 97.8% (cost $52,903,500)		45,948,471
Other Derivative Instruments 0.0%		281
Other Assets and Liabilities, Net 2.2%		1,030,852
Total Net Assets 100.0%		46,979,604

(a) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(b) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(c) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(d) Non-income producing security.

(e) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(f) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $912,667 and 1.9% of the Fund.

(g) All or a portion of the security was on loan as of March 31, 2020.

(h) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(i) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(j) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

PPM Floating Rate Income Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(1)	June 2020	(133,178)	141	(5,509)
United States 5 Year Note	(3)	July 2020	(364,707)	140	(11,372)
				281	(16,881)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PPM High Yield Core Fund
CORPORATE BONDS AND NOTES 89.9%
Communication Services 21.2%
Altice Financing S.A.
5.00%, 01/15/28 (a)	200,000	179,438
Altice France
7.38%, 05/01/26 (a)	520,000	524,599
6.00%, 02/15/28 (a)	84,000	73,228
Cablevision Systems Corporation
5.88%, 09/15/22	50,000	50,465
CB Escrow Corp.
8.00%, 10/15/25 (a)	264,000	270,576
CCO Holdings, LLC
5.88%, 04/01/24 (a) (b)	70,000	71,577
5.50%, 05/01/26 (a)	78,000	79,067
5.88%, 05/01/27 (a)	420,000	432,674
5.00%, 02/01/28 (a)	203,000	203,770
5.38%, 06/01/29 (a)	351,000	361,338
4.75%, 03/01/30 (a)	88,000	87,665
4.50%, 08/15/30 (a)	109,000	106,906
CenturyLink, Inc.
5.63%, 04/01/25 (b)	176,000	178,080
5.13%, 12/15/26 (a)	112,000	111,444
4.00%, 02/15/27 (a)	62,000	60,140
7.60%, 09/15/39	24,000	23,304
Clear Channel Worldwide Holdings, Inc.
9.25%, 02/15/24 (a)	107,000	91,987
Comcast Corporation
3.30%, 04/01/27	105,000	111,161
Connect Finco SARL
6.75%, 10/01/26 (a)	278,000	230,696
Consolidated Communications, Inc.
6.50%, 10/01/22 (b)	225,000	200,573
CSC Holdings, LLC
5.50%, 04/15/27 (a)	250,000	258,731
7.50%, 04/01/28 (a) (b)	300,000	319,969
5.75%, 01/15/30 (a)	226,000	229,169
Diamond Sports Group, LLC
5.38%, 08/15/26 (a)	93,000	75,559
6.63%, 08/15/27 (a) (b)	122,000	81,471
DISH DBS Corporation
5.13%, 05/01/20	150,000	150,196
5.00%, 03/15/23	122,000	116,917
5.88%, 11/15/24	210,000	204,141
7.75%, 07/01/26 (b)	15,000	15,418
Embarq Corporation
8.00%, 06/01/36	77,000	76,202
Frontier Communications Corporation
8.50%, 04/01/26 (a)	339,000	312,741
8.00%, 04/01/27 (a)	102,000	100,579
Hughes Satellite Systems Corporation
6.63%, 08/01/26 (b)	250,000	256,204
iHeartCommunications, Inc.
6.38%, 05/01/26	38,565	36,757
8.38%, 05/01/27	183,651	157,442
5.25%, 08/15/27 (a)	25,000	22,005
4.75%, 01/15/28 (a)	25,000	22,237
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a) (b)	112,000	70,534
9.75%, 07/15/25 (a) (b)	192,000	120,066
Lamar Media Corp.
3.75%, 02/15/28 (a)	22,000	20,661
4.00%, 02/15/30 (a)	11,000	10,336
LCPR Senior Secured Financing Designated Activity Company
6.75%, 10/15/27 (a)	164,000	163,651
Liberty Media Corporation
8.25%, 02/01/30	155,000	114,034
MDC Partners Inc.
6.50%, 05/01/24 (a)	140,000	104,257
Neptune Finco Corp.
10.88%, 10/15/25 (a)	47,000	50,748
Netflix, Inc.
4.38%, 11/15/26	169,000	171,730
4.88%, 04/15/28	125,000	127,204
5.88%, 11/15/28 (b)	226,000	243,028
Nexstar Escrow Inc.
5.63%, 07/15/27 (a)	130,000	127,055
Sirius XM Radio Inc.
4.63%, 05/15/23 - 07/15/24 (a)	89,000	89,591
5.00%, 08/01/27 (a)	409,000	415,506
5.50%, 07/01/29 (a)	51,000	51,991
Sprint Capital Corporation
6.88%, 11/15/28	200,000	228,288
Sprint Communications, Inc.
6.00%, 11/15/22	167,000	173,499
Sprint Corporation
7.88%, 09/15/23	25,000	27,501
7.13%, 06/15/24	424,000	464,770
7.63%, 03/01/26	25,000	28,306
7.25%, 02/01/28 (a) (b)	72,000	72,000
SSL Robotics LLC
9.75%, 12/31/23 (a)	55,000	57,652
TEGNA Inc.
5.00%, 09/15/29 (a)	186,000	167,562
Telecom Italia Capital
6.00%, 09/30/34	166,000	164,357
Telesat Canada
4.88%, 06/01/27 (a)	85,000	81,173
6.50%, 10/15/27 (a)	152,000	147,282
Terrier Media Buyer, Inc.
8.88%, 12/15/27 (a)	133,000	113,923
T-Mobile USA, Inc.
6.00%, 03/01/23	152,000	152,816
5.13%, 04/15/25	167,000	170,967
4.75%, 02/01/28	46,000	47,491
Uber Technologies, Inc.
7.50%, 09/15/27 (a)	166,000	163,915
Univision Communications Inc.
5.13%, 05/15/23 (a)	139,000	121,749
Zayo Group Holdings, Inc.
4.00%, 03/01/27 (a)	16,000	15,329
6.13%, 03/01/28 (a)	92,000	87,442
		10,250,840
Financials 13.3%
Ardagh Packaging Finance Public Limited Company
6.00%, 02/15/25 (a)	267,000	267,705
5.25%, 08/15/27 (a)	270,000	275,703
Avolon Holdings Funding Limited
3.25%, 02/15/27 (a)	138,000	104,844
CIT Group Inc.
4.75%, 02/16/24	186,000	181,582
5.25%, 03/07/25	19,000	18,518
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	166,000	152,563
Commscope Finance LLC
6.00%, 03/01/26 (a)	95,000	95,042
8.25%, 03/01/27 (a)	163,000	158,521
Credit Suisse Group AG
6.25%, (callable at 100 beginning 12/18/24) (a) (c)	250,000	235,312
6.38%, (callable at 100 beginning 08/21/26) (a) (c)	200,000	176,053
Diamond Finance International Limited
5.88%, 06/15/21 (a)	94,000	94,022
7.13%, 06/15/24 (a)	87,000	89,814
6.02%, 06/15/26 (a)	264,000	278,567
Ford Motor Credit Company LLC
5.60%, 01/07/22	63,000	61,265
3.09%, 01/09/23 (b)	200,000	179,865
GE Capital International Funding Company Unlimited Company
2.34%, 11/15/20	50,000	49,257
HUB International Limited
7.00%, 05/01/26 (a) (b)	53,000	52,505
Icahn Enterprises L.P.
6.25%, 05/15/26	446,000	420,716
5.25%, 05/15/27	112,000	103,597

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
IHS Luxembourg S.A R.L.
5.75%, 04/15/25 (a)	35,000	30,351
6.50%, 06/01/26 (a) (b)	125,000	108,150
James Hardie International Finance Designated Activity Company
5.00%, 01/15/28 (a)	78,000	70,445
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (c)	88,000	77,480
5.00%, (callable at 100 beginning 08/01/24) (c)	80,000	77,005
5.30%, (callable at 100 beginning 05/01/20) (c)	222,000	207,846
Level 3 Financing, Inc.
5.38%, 01/15/24	237,000	238,122
4.63%, 09/15/27 (a)	194,000	193,897
Lions Gate Capital Holdings LLC
6.38%, 02/01/24 (a)	55,000	48,482
5.88%, 11/01/24 (a)	56,000	48,546
Lloyds Banking Group PLC
6.75%, (callable at 100 beginning 06/27/26) (c)	122,000	103,709
7.50%, (callable at 100 beginning 09/27/25) (c)	81,000	72,799
LPL Holdings, Inc.
4.63%, 11/15/27 (a)	93,000	86,016
MSCI Inc.
4.00%, 11/15/29 (a)	55,000	54,624
Navient Corporation
7.25%, 09/25/23	140,000	137,238
5.88%, 10/25/24	82,000	75,074
Nordic Aviation Capital DAC
3.79%, 02/27/23 (d) (e)	80,000	63,396
5.83%, 03/14/26 (d) (e)	125,000	114,319
Rassman, Joel H.
3.80%, 11/01/29 (b)	239,000	209,388
Resideo Funding Inc.
6.13%, 11/01/26 (a) (b)	44,000	38,377
Springleaf Finance Corporation
6.13%, 03/15/24	73,000	72,045
7.13%, 03/15/26	175,000	172,231
6.63%, 01/15/28	63,000	59,485
5.38%, 11/15/29	27,000	24,866
Telenet Finance Luxembourg Notes S.A R.L.
5.50%, 03/01/28 (a)	200,000	191,750
The Goldman Sachs Group, Inc.
3.50%, 04/01/25	112,000	113,650
USA Compression Finance Corp.
6.88%, 04/01/26 - 09/01/27	231,000	146,897
Virgin Media Secured Finance PLC
5.50%, 05/15/29 (a)	51,000	51,196
ZF North America Capital, Inc.
4.50%, 04/29/22 (a)	75,000	70,324
Ziggo B.V.
4.88%, 01/15/30 (a) (b)	200,000	195,250
Ziggo Bond Finance B.V.
6.00%, 01/15/27 (a)	253,000	247,087
		6,395,496
Health Care 13.0%
Bausch Health Companies Inc.
6.50%, 03/15/22 (a)	129,000	130,711
6.13%, 04/15/25 (a)	255,000	252,712
5.50%, 11/01/25 (a)	69,000	69,774
8.50%, 01/31/27 (a)	598,000	625,174
5.75%, 08/15/27 (a) (b)	166,000	171,057
7.00%, 01/15/28 (a)	75,000	77,725
5.00%, 01/30/28 (a) (b)	33,000	31,242
5.25%, 01/30/30 (a)	40,000	37,861
Catalent Pharma Solutions, Inc.
5.00%, 07/15/27 (a)	15,000	14,788
Centene Corporation
4.75%, 05/15/22	76,000	76,340
5.25%, 04/01/25 (a)	389,000	393,082
5.38%, 08/15/26 (a)	48,000	48,960
4.25%, 12/15/27 (a)	226,000	227,808
4.63%, 12/15/29 (a)	128,000	128,640
3.38%, 02/15/30 (a)	77,000	71,610
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	281,000	289,338
Community Health Systems, Inc.
6.25%, 03/31/23	27,000	25,671
8.63%, 01/15/24 (a)	100,000	99,834
6.63%, 02/15/25 (a)	130,000	121,888
8.00%, 03/15/26 (a) (b)	125,000	118,854
CVS Health Corporation
3.75%, 04/01/30	111,000	114,824
Endo Finance Co.
6.00%, 02/01/25 (a)	69,000	47,267
HCA Inc.
5.00%, 03/15/24	119,000	123,215
5.25%, 06/15/26	182,000	197,738
5.38%, 09/01/26	47,000	48,425
4.50%, 02/15/27	267,000	274,561
3.50%, 09/01/30	329,000	299,587
5.13%, 06/15/39	54,000	55,405
Hill-Rom Holdings, Inc.
4.38%, 09/15/27 (a)	42,000	41,348
Hologic, Inc.
4.38%, 10/15/25 (a)	104,000	103,889
IQVIA Inc.
5.00%, 05/15/27 (a)	125,000	127,736
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (a)	175,000	167,770
Mednax, Inc.
6.25%, 01/15/27 (a)	117,000	93,600
MPH Acquisition Holdings LLC
7.13%, 06/01/24 (a)	149,000	131,114
Mylan Inc
4.55%, 04/15/28	78,000	79,678
5.20%, 04/15/48	43,000	43,327
Ortho-Clinical Diagnostics, Inc.
6.63%, 05/15/22 (a) (b)	45,000	42,522
7.25%, 02/01/28 (a)	45,000	39,089
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a)	234,000	232,723
Polaris Intermediate School
8.50%, 12/01/22 (a) (f)	75,000	59,219
Tenet Healthcare Corporation
8.13%, 04/01/22	204,000	192,701
6.75%, 06/15/23	131,000	121,003
4.63%, 07/15/24	104,000	99,061
7.00%, 08/01/25 (b)	53,000	45,845
4.88%, 01/01/26 (a)	304,000	290,064
5.13%, 11/01/27 (a)	183,000	174,841
		6,259,621
Consumer Discretionary 9.9%
Adient Global Holdings Ltd
4.88%, 08/15/26 (a)	30,000	20,850
Allied Universal Holdco LLC
6.63%, 07/15/26 (a)	71,000	69,978
9.75%, 07/15/27 (a)	79,000	74,396
Aramark Services, Inc.
4.75%, 06/01/26 (b)	152,000	142,949
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	17,000	14,515
4.75%, 03/01/30 (a)	17,000	14,547
Beazer Homes USA, Inc.
6.75%, 03/15/25	75,000	62,555
5.88%, 10/15/27 (b)	80,000	60,349
7.25%, 10/15/29	47,000	36,660
Churchill Downs Incorporated
4.75%, 01/15/28 (a) (b)	81,000	71,349
Dana Corporation
5.38%, 11/15/27	35,000	28,571
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	94,000	89,580
Ford Motor Company
7.45%, 07/16/31	79,000	56,642
Hilton Domestic Operating Company Inc.
4.25%, 09/01/24	156,000	145,883
IHOL Verwaltungs GmbH
6.38%, 05/15/29 (a) (f)	41,000	31,981

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Jaguar Land Rover Automotive PLC
5.63%, 02/01/23 (a) (b)	28,000	24,333
KB Home
7.63%, 05/15/23	201,000	203,031
4.80%, 11/15/29	181,000	154,084
L Brands, Inc.
7.50%, 06/15/29 (b)	305,000	242,411
Lennar Corporation
4.75%, 11/29/27	113,000	112,837
M.D.C. Holdings, Inc.
3.85%, 01/15/30	140,000	126,383
6.00%, 01/15/43	80,000	75,513
Marriott Ownership Resorts, Inc.
6.50%, 09/15/26	90,000	77,550
4.75%, 01/15/28 (a)	64,000	48,664
Mattel, Inc.
6.75%, 12/31/25 (a) (b)	52,000	53,004
5.88%, 12/15/27 (a) (b)	164,000	168,726
MCE Finance Limited
5.38%, 12/04/29 (a)	79,000	67,150
MGM Resorts International
5.75%, 06/15/25	49,000	43,855
Mohegan Tribal Gaming Authority
7.88%, 10/15/24 (a)	106,000	79,201
New Golden Nugget Inc.
8.75%, 10/01/25 (a)	70,000	36,161
Newell Brands Inc.
4.20%, 04/01/26 (g)	131,000	128,052
PetSmart, Inc.
5.88%, 06/01/25 (a)	322,000	320,751
QVC, Inc.
4.75%, 02/15/27	37,000	32,768
Restaurant Brands International Limited Partnership
5.00%, 10/15/25 (a)	250,000	240,986
Sally Holdings, LLC
5.63%, 12/01/25 (b)	177,000	144,352
Scientific Games International, Inc.
5.00%, 10/15/25 (a)	291,000	255,738
8.25%, 03/15/26 (a)	80,000	51,225
7.00%, 05/15/28 (a)	38,000	23,544
Shea Homes Limited Partnership, A California Limited Partnership
4.75%, 02/15/28 (a)	140,000	120,491
Staples, Inc.
7.50%, 04/15/26 (a)	122,000	107,726
10.75%, 04/15/27 (a)	128,000	98,243
Stars Group Holdings B.V.
7.00%, 07/15/26 (a)	136,000	128,847
Station Casinos LLC
4.50%, 02/15/28 (a) (b)	139,000	112,170
Stena International S.A R.L.
6.13%, 02/01/25 (a)	56,000	45,954
Taylor Morrison Communities, Inc.
5.88%, 06/15/27 (a)	73,000	67,840
The TJX Companies, Inc.
3.50%, 04/15/25	56,000	57,277
Viking Cruises Limited
5.88%, 09/15/27 (a)	36,000	21,538
VOC Escrow Ltd.
5.00%, 02/15/28 (a) (b)	139,000	101,796
Williams Scotsman International, Inc.
6.88%, 08/15/23 (a)	119,000	109,457
Wyndham Destinations, Inc.
5.40%, 04/01/24 (h)	100,000	84,913
5.75%, 04/01/27 (b) (g)	65,000	54,814
Yum! Brands, Inc.
7.75%, 04/01/25 (a)	32,000	33,618
		4,775,808
Industrials 8.0%
ACCO Brands Corporation
5.25%, 12/15/24 (a)	120,000	114,229
Aircastle Limited
4.25%, 06/15/26	130,000	111,466
Ashtead Capital, Inc.
4.13%, 08/15/25 (a)	33,000	31,240
5.25%, 08/01/26 (a)	139,000	132,921
4.38%, 08/15/27 (a)	66,000	61,050
4.00%, 05/01/28 (a)	9,000	8,175
Bombardier Inc.
6.13%, 01/15/23 (a)	169,000	119,120
7.50%, 03/15/25 (a)	177,000	124,363
7.88%, 04/15/27 (a)	31,000	21,375
Cargo Aircraft Management, Inc.
4.75%, 02/01/28 (a)	192,000	177,986
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	96,000	74,988
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (b) (c)	53,000	43,844
Hertz Vehicle Financing II LP
7.63%, 06/01/22 (a)	28,000	22,642
5.50%, 10/15/24 (a)	200,000	114,373
Howmet Aerospace Inc.
5.40%, 04/15/21	70,000	68,600
Masonite International Corporation
5.38%, 02/01/28 (a)	60,000	59,034
Navistar International Corporation
6.63%, 11/01/25 (a)	200,000	169,050
Park Aerospace Holdings Limited
4.50%, 03/15/23 (a)	45,000	37,493
Prime Security Services Borrower, LLC
5.25%, 04/15/24 (a)	52,000	50,984
5.75%, 04/15/26 (a)	278,000	272,458
Reynolds Group Holdings Inc.
5.13%, 07/15/23 (a)	276,000	275,810
7.00%, 07/15/24 (a)	50,000	50,894
Sensata Technologies B.V.
5.00%, 10/01/25 (a)	125,000	119,066
Standard Industries Inc.
4.75%, 01/15/28 (a)	170,000	156,561
Tempo Acquisition, LLC
6.75%, 06/01/25 (a)	235,000	217,941
The Nielsen Company (Luxembourg) S.A R.L.
5.00%, 02/01/25 (a) (b)	72,000	67,810
TransDigm Inc.
6.50%, 07/15/24 - 05/15/25	155,000	147,280
6.25%, 03/15/26 (a)	321,000	319,487
5.50%, 11/15/27 (a)	110,000	98,857
Transdigm UK Holdings PLC
6.88%, 05/15/26	51,000	47,897
United Rentals (North America), Inc.
3.88%, 11/15/27	356,000	338,596
4.88%, 01/15/28	174,000	169,918
Univar Solutions USA Inc.
5.13%, 12/01/27 (a)	35,000	31,023
		3,856,531
Energy 6.7%
Antero Midstream Partners LP
5.38%, 09/15/24	65,000	45,568
5.75%, 03/01/27 (a)	35,000	22,599
Archrock Partners, L.P.
6.25%, 04/01/28 (a)	60,000	42,298
Ascent Resources - Utica, LLC
10.00%, 04/01/22 (a)	126,000	67,405
7.00%, 11/01/26 (a)	70,000	20,076
Baytex Energy Corp.
8.75%, 04/01/27 (a)	62,000	23,625
Buckeye Partners, L.P.
4.50%, 03/01/28 (a)	97,000	79,698
Callon Petroleum Company
6.38%, 07/01/26	162,000	25,933
Chaparral Energy, Inc.
8.75%, 07/15/23 (a)	165,000	7,508
Cheniere Energy Partners, L.P.
5.25%, 10/01/25	119,000	109,480
5.63%, 10/01/26 (b)	248,000	228,160
4.50%, 10/01/29 (a)	248,000	220,324
Chesapeake Energy Corporation
4.88%, 04/15/22	40,000	5,072

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
CVR Energy, Inc.
5.25%, 02/15/25 (a) (b)	110,000	85,452
Endeavor Energy Resources, L.P.
5.50%, 01/30/26 (a)	81,000	55,857
5.75%, 01/30/28 (a)	52,000	35,142
Energy Transfer LP
6.63%, (callable at 100 beginning 02/15/28) (c)	42,000	20,790
6.75%, (callable at 100 beginning 05/15/25) (c)	139,000	84,687
7.13%, (callable at 100 beginning 05/15/30) (c)	155,000	94,291
5.25%, 04/15/29	94,000	79,521
Enlink Midstream, LLC
5.38%, 06/01/29	52,000	27,736
EQM Midstream Partners, LP
4.13%, 12/01/26 (b)	60,000	34,686
EQT Corporation
6.13%, 02/01/25 (g)	115,000	86,802
Everest Acquisition, LLC
0.00%, 11/29/24 - 05/15/26 (a) (i) (j)	120,000	11,693
Hess Infrastructure Partners LP
5.63%, 02/15/26 (a)	91,000	65,273
Hess Midstream Operations LP
5.13%, 06/15/28 (a)	46,000	32,441
MEG Energy Corp.
7.13%, 02/01/27 (a)	143,000	71,123
Murphy Oil Corporation
5.75%, 08/15/25	135,000	72,239
Murphy Oil USA, Inc.
4.75%, 09/15/29	21,000	19,663
Noble Corporation
7.88%, 02/01/26 (a)	106,000	26,488
Parsley Energy, LLC
5.25%, 08/15/25 (a)	150,000	113,969
PBF Holding Company LLC
6.00%, 02/15/28 (a)	85,000	57,139
PBF Logistics LP
6.88%, 05/15/23	200,000	123,924
Seven Generations Energy Ltd.
5.38%, 09/30/25 (a)	30,000	16,582
Shelf Drilling Management Services DMCC
8.25%, 02/15/25 (a)	204,000	87,234
SM Energy Company
6.63%, 01/15/27	61,000	18,357
Southwestern Energy Company
7.50%, 04/01/26 (b)	98,000	64,816
Targa Resource Corporation
5.88%, 04/15/26	165,000	137,041
5.00%, 01/15/28	167,000	136,275
5.50%, 03/01/30 (a)	228,000	176,481
Transocean Inc
7.50%, 01/15/26 (a)	203,000	93,880
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	69,000	55,279
Transocean Proteus Limited
6.25%, 12/01/24 (a)	196,000	158,640
Valaris PLC
7.75%, 02/01/26	91,000	8,358
Viper Energy Partners LP
5.38%, 11/01/27 (a)	44,000	36,743
Whiting Petroleum Corporation
1.25%, 06/05/20 (k)	20,000	9,995
WPX Energy, Inc.
5.25%, 09/15/24 - 10/15/27	105,000	60,994
5.75%, 06/01/26	47,000	27,061
4.50%, 01/15/30	50,000	27,096
		3,211,494
Consumer Staples 5.7%
Albertsons Companies, Inc.
6.63%, 06/15/24	125,000	126,925
5.75%, 03/15/25 (b)	50,000	50,548
BAT Capital Corp.
4.70%, 04/02/27	118,000	120,304
Cott Holdings Inc.
5.50%, 04/01/25 (a)	161,000	155,923
Energizer Holdings, Inc.
6.38%, 07/15/26 (a) (b)	42,000	42,415
JBS Investments II GmbH
5.75%, 01/15/28 (a)	297,000	288,218
JBS USA Food Company
6.50%, 04/15/29 (a)	96,000	102,880
Kraft Foods Group, Inc.
5.00%, 06/04/42	122,000	115,297
Kraft Heinz Foods Company
4.63%, 10/01/39 (a)	218,000	199,266
4.88%, 10/01/49 (a)	153,000	141,143
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	72,000	58,138
Pilgrim's Pride Corporation
5.75%, 03/15/25 (a)	159,000	159,778
5.88%, 09/30/27 (a)	104,000	104,565
Post Holdings, Inc.
5.63%, 01/15/28 (a) (b)	142,000	144,422
4.63%, 04/15/30 (a)	77,000	73,682
Safeway Inc.
3.50%, 02/15/23 (a)	54,000	53,238
4.63%, 01/15/27 (a)	100,000	99,461
5.88%, 02/15/28 (a)	259,000	263,819
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	181,000	162,808
Spectrum Brands, Inc.
5.75%, 07/15/25	49,000	46,163
5.00%, 10/01/29 (a)	68,000	59,078
Sysco Corporation
5.65%, 04/01/25 (g)	44,000	45,776
Verscend Holding Corp.
9.75%, 08/15/26 (a)	147,000	146,913
		2,760,760
Materials 5.7%
ARD Finance S.A.
6.50%, 06/30/27 (a) (f)	137,000	119,515
Berry Global Escrow Corporation
4.88%, 07/15/26 (a)	195,000	196,950
Berry Global, Inc.
5.13%, 07/15/23	125,000	125,433
Cascades Inc.
5.13%, 01/15/26 (a)	23,000	22,254
5.38%, 01/15/28 (a)	31,000	29,594
CEMEX S.A.B. de C.V.
5.70%, 01/11/25 (a)	250,000	213,827
5.45%, 11/19/29 (a) (b)	200,000	163,041
CF Industries, Inc.
5.38%, 03/15/44	50,000	47,581
FMG Resources (August 2006) Pty Ltd
5.13%, 03/15/23 - 05/15/24 (a)	315,000	313,627
4.50%, 09/15/27 (a)	134,000	121,269
Freeport-McMoRan Inc.
4.55%, 11/14/24	74,000	69,748
5.00%, 09/01/27 (b)	117,000	108,730
5.40%, 11/14/34	217,000	199,288
5.45%, 03/15/43	44,000	39,416
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	83,000	57,043
Mauser Packaging Solutions Holding Company
7.25%, 04/15/25 (a) (b)	164,000	126,494
Mercer International Inc.
7.38%, 01/15/25	132,000	114,507
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	128,000	112,272
5.25%, 08/01/23 - 06/01/27 (a)	143,000	120,893
Novelis Corporation
4.75%, 01/30/30 (a)	85,000	76,213
Olin Corporation
5.63%, 08/01/29	38,000	34,920
5.00%, 02/01/30	99,000	85,842
Sealed Air Corporation
4.00%, 12/01/27 (a)	116,000	107,860
Silgan Holdings Inc.
4.13%, 02/01/28 (a)	101,000	94,324

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
The Chemours Company
6.63%, 05/15/23	67,000	56,885
		2,757,526
Information Technology 2.8%
Banff Merger Sub Inc.
9.75%, 09/01/26 (a)	51,000	44,671
CommScope Holding Company, Inc.
6.00%, 06/15/25 (a)	34,000	31,132
Dell Inc.
6.50%, 04/15/38	51,000	47,430
NCR Corporation
5.75%, 09/01/27 (a)	105,000	96,293
6.13%, 09/01/29 (a) (b)	53,000	49,748
Open Text Corporation
3.88%, 02/15/28 (a)	112,000	105,739
4.13%, 02/15/30 (a)	145,000	136,545
Presidio Holdings, Inc.
4.88%, 02/01/27 (a)	68,000	60,034
8.25%, 02/01/28 (a) (b)	72,000	63,450
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	88,000	79,391
6.63%, 02/15/25 (a)	165,000	138,004
SS&C Technologies, Inc.
5.50%, 09/30/27 (a)	126,000	131,265
ViaSat, Inc.
5.63%, 09/15/25 - 04/15/27 (a)	280,000	268,771
Western Digital Corporation
4.75%, 02/15/26 (b)	92,000	92,556
		1,345,029
Utilities 2.5%
Calpine Corporation
5.25%, 06/01/26 (a) (b)	239,000	227,861
4.50%, 02/15/28 (a)	67,000	64,904
DPL Inc.
4.35%, 04/15/29 (a) (b)	198,000	189,307
The AES Corporation
4.00%, 03/15/21	69,000	68,352
4.50%, 03/15/23	52,000	50,957
5.50%, 04/15/25 (b)	369,000	361,023
5.13%, 09/01/27	185,000	185,704
Vistra Operations Company LLC
4.30%, 07/15/29 (a)	61,000	59,726
		1,207,834
Real Estate 1.1%
CSL Capital, LLC
6.00%, 04/15/23 (a)	110,000	101,201
ESH Hospitality, Inc.
5.25%, 05/01/25 (a) (b)	281,000	237,661
MGM Growth Properties Operating Partnership LP
4.50%, 01/15/28	6,000	5,040
Service Properties Trust
4.95%, 10/01/29	16,000	12,177
Uniti Group Inc.
7.88%, 02/15/25 (a) (b)	55,000	51,173
VICI Properties Inc.
4.25%, 12/01/26 (a)	51,000	46,852
3.75%, 02/15/27 (a)	59,000	55,599
4.63%, 12/01/29 (a)	15,000	13,645
		523,348
Total Corporate Bonds And Notes (cost $47,825,117)		43,344,287
SENIOR LOAN INTERESTS 3.9%
Health Care 0.8%
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/15/24 (l)	243,750	192,699
MPH Acquisition Holdings LLC
2016 Term Loan B, 4.20%, (3M LIBOR + 2.75%), 06/07/23 (l)	150,000	132,124
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (l)	69,390	64,918
		389,741
Communication Services 0.7%
Ancestry.com Operations Inc.
Non-Extended Term Loan B, 5.36%, (1M LIBOR + 3.75%), 10/19/23 (l)	74,623	64,176
Frontier Communications Corp.
2017 Term Loan B1, 5.21%, (3M LIBOR + 3.75%), 05/31/24 (l)	325	307
2017 Term Loan B1, 5.35%, (3M LIBOR + 3.75%), 05/31/24 (l)	97,169	91,931
iHeartCommunications, Inc.
2020 Term Loan, 3.99%, (1M LIBOR + 3.00%), 05/01/26 (l)	52,867	44,277
Windstream Holdings Inc.
DIP Term Loan, 4.11%, (1M LIBOR + 2.50%), 03/08/21 (l)	77,000	74,690
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (l)	68,000	63,920
		339,301
Consumer Discretionary 0.7%
Adient US LLC
Term Loan B, 5.74%, (3M LIBOR + 4.00%), 05/03/24 (l)	18,423	15,936
Term Loan B, 5.94%, (3M LIBOR + 4.00%), 05/03/24 (l)	56,015	48,453
Bass Pro Group, LLC
Term Loan B, 5.99%, (1M LIBOR + 5.00%), 11/15/23 (l)	171,992	143,614
Mohegan Tribal Gaming Authority
2016 Term Loan B, 5.98%, (1M LIBOR + 4.38%), 10/30/23 (l)	79,578	56,102
Panther BF Aggregator 2 LP
USD Term Loan B, 4.44%, (1M LIBOR + 3.50%), 03/13/26 (l)	69,351	63,110
		327,215
Information Technology 0.5%
Almonde, Inc.
USD 1st Lien Term Loan, 5.28%, (3M LIBOR + 3.50%), 04/26/24 (l)	133,387	113,379
Banff Merger Sub Inc
2018 USD Term Loan B, 5.85%, (1M LIBOR + 4.25%), 06/30/25 (l)	79,397	65,522
Verifone Systems, Inc.
2018 1st Lien Term Loan, 5.69%, (3M LIBOR + 4.00%), 08/09/25 (l)	128,771	79,409
		258,310
Materials 0.5%
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (l)	164,881	133,657
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (l)	53,932	48,808
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (l)	2,024	1,832
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (l)	15,212	12,607
2016 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 11/18/23 (l)	8,894	7,371
2016 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.50%), 11/18/23 (l)	10,352	8,579
2016 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.50%), 11/18/23 (l)	6,845	5,673
		218,527
Financials 0.4%
Acrisure, LLC
2020 Term Loan B, 5.21%, (3M LIBOR + 3.50%), 01/30/27 (l)	97,750	86,020
UFC Holdings, LLC
2019 Term Loan, 4.86%, (1M LIBOR + 3.25%), 04/25/26 (l)	98,721	85,887
		171,907

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Energy 0.2%
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.00%, (1M LIBOR + 8.00%), 06/09/24 (l)	125,000	48,125
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (l)	113,145	67,887
		116,012
Industrials 0.1%
Dynasty Acquisition Co., Inc.
2020 CAD Term Loan B2, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (l)	24,005	18,994
2020 Term Loan B1, 5.21%, (3M LIBOR + 3.50%), 04/06/26 (l)	44,650	35,329
		54,323
Total Senior Loan Interests (cost $2,298,173)		1,875,336
INVESTMENT COMPANIES 2.0%
Eaton Vance Senior Floating-Rate Trust	3,750	37,050
SPDR Bloomberg Barclays High Yield Bond ETF	9,910	938,872
Total Investment Companies (cost $1,102,490)		975,922
COMMON STOCKS 0.1%
Energy 0.1%
Chaparral Energy, Inc. - Class A (i)	6,908	3,247
MPLX LP	2,200	25,564
		28,811
Communication Services 0.0%
Clear Channel Outdoor Holdings, Inc. (i)	8,143	5,212
iHeartMedia, Inc. - Class A (i)	386	2,822
		8,034
Total Common Stocks (cost $242,030)		36,845
WARRANTS 0.0%
iHeartMedia, Inc. (i) (m)	2,897	19,059
Total Warrants (cost $53,585)		19,059
SHORT TERM INVESTMENTS 13.8%
Securities Lending Collateral 11.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (n)	5,302,253	5,302,253
Investment Companies 2.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.31% (n)	1,330,064	1,330,064
Total Short Term Investments (cost $6,632,317)		6,632,317
Total Investments 109.7% (cost $58,153,712)		52,883,766
Other Derivative Instruments 0.0%		647
Other Assets and Liabilities, Net (9.7)%		(4,658,870)
Total Net Assets 100.0%		48,225,543

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $27,875,365 and 57.8% of the Fund.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(e) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(f) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(g) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(h) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

(i) Non-income producing security.

(j) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(k) Convertible security.

(l) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

PPM High Yield Core Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 3.79%, 02/27/23	02/06/20	80,000	63,396	0.1
Nordic Aviation Capital DAC, 5.83%, 03/14/26	02/27/19	125,000	114,319	0.3
		205,000	177,715	0.4

PPM High Yield Core Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(3)	June 2020	(403,668)	319	(12,395)
United States 5 Year Note	(7)	July 2020	(850,982)	328	(26,534)
				647	(38,929)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PPM Long Short Credit Fund
CORPORATE BONDS AND NOTES 78.5%
Financials 21.4%
Acrisure, LLC
7.00%, 11/15/25 (a)	88,000	74,473
AFLAC Incorporated
3.60%, 04/01/30	43,000	43,529
Athene Global Funding
3.14%, (3M USD LIBOR + 1.23%), 07/01/22 (a) (b)	183,000	178,691
2.50%, 01/14/25 (a)	130,000	122,715
Avolon Holdings Funding Limited
3.63%, 05/01/22 (a)	125,000	107,409
5.25%, 05/15/24 (a)	342,000	275,672
Bank of America Corporation
6.30%, (callable at 100 beginning 03/10/26) (c)	40,000	41,850
2.80%, (3M USD LIBOR + 1.00%), 04/24/23 (b)	166,000	159,430
4.00%, 01/22/25	209,000	219,968
4.25%, 10/22/26	105,000	110,480
3.59%, 07/21/28	41,000	42,613
4.33%, 03/15/50 (d)	1,199,000	1,415,738
4.08%, 03/20/51	93,000	104,835
Capital One Financial Corporation
3.75%, 03/09/27	40,000	39,118
Citigroup Inc.
5.00%, (callable at 100 beginning 09/12/24) (c)	52,000	47,791
2.75%, (3M USD LIBOR + 0.96%), 04/25/22 (b) (d)	249,000	238,110
4.45%, 09/29/27	123,000	127,816
3.89%, 01/10/28 (b)	67,000	69,474
4.13%, 07/25/28	10,000	10,154
4.41%, 03/31/31	68,000	74,702
Credit Suisse Group AG
7.50%, (callable at 100 beginning 07/17/23) (a) (c)	200,000	187,760
6.50%, 08/08/23 (a)	175,000	177,337
Diamond Finance International Limited
8.35%, 07/15/46 (a)	99,000	116,529
Ford Motor Credit Company LLC
5.01%, (3M USD LIBOR + 3.14%), 01/07/22 (b)	250,000	222,009
Glencore Funding LLC
4.88%, 03/12/29 (a)	125,000	121,381
HSBC Holdings PLC
2.69%, (3M USD LIBOR + 1.00%), 05/18/24 (b)	150,000	139,301
Icahn Enterprises L.P.
6.25%, 05/15/26	89,000	83,955
JPMorgan Chase & Co.
4.60%, (callable at 100 beginning 02/01/25) (c)	132,000	116,220
5.00%, (callable at 100 beginning 08/01/24) (c)	70,000	67,379
5.30%, (callable at 100 beginning 05/01/20) (c)	150,000	140,436
3.54%, 05/01/28	9,000	9,439
3.51%, 01/23/29	66,000	68,774
2.74%, 10/15/30	116,000	116,182
Metropolitan Life Global Funding I
3.60%, 01/11/24 (a)	160,000	176,672
Mitsubishi UFJ Financial Group Inc
2.56%, 02/25/30	200,000	191,347
Morgan Stanley
2.73%, (3M USD LIBOR + 0.93%), 07/22/22 (b)	125,000	121,521
4.10%, 05/22/23	225,000	232,263
3.62%, 04/01/31	143,000	148,826
Nordic Aviation Capital DAC
5.58%, 03/14/24 (e) (f)	135,000	109,867
Rassman, Joel H.
3.80%, 11/01/29	138,000	120,902
Springleaf Finance Corporation
5.38%, 11/15/29	34,000	31,312
The Goldman Sachs Group, Inc.
2.91%, 07/24/23 (d)	20,000	20,184
3.50%, 04/01/25	115,000	116,694
3.80%, 03/15/30	176,000	183,121
The Guardian Life Insurance Company of America
3.70%, 01/22/70 (a)	46,000	40,190
U.S. Bancorp
3.00%, 07/30/29	66,000	65,710
USA Compression Finance Corp.
6.88%, 09/01/27	67,000	42,479
Wells Fargo & Company
2.41%, 10/30/25	189,000	186,000
3.20%, 06/17/27	25,000	25,878
3.58%, 05/22/28 (b)	26,000	26,988
2.88%, 10/30/30	214,000	209,747
Wells Fargo Bank, National Association
2.08%, 09/09/22 (d)	750,000	746,088
		7,867,059
Communication Services 11.2%
AT&T Inc.
1.96%, (3M USD LIBOR + 1.18%), 06/12/24 (b)	350,000	326,451
5.25%, 03/01/37	80,000	93,235
CB Escrow Corp.
8.00%, 10/15/25 (a)	95,000	97,366
CCO Holdings, LLC
4.75%, 03/01/30 (a)	84,000	83,681
CenturyLink, Inc.
4.00%, 02/15/27 (a)	47,000	45,590
Charter Communications Operating, LLC
4.91%, 07/23/25	250,000	268,466
6.83%, 10/23/55	40,000	48,052
Comcast Corporation
3.30%, 04/01/27	110,000	116,455
4.60%, 10/15/38	32,000	38,917
3.75%, 04/01/40	25,000	27,383
4.95%, 10/15/58	44,000	60,600
Connect Finco SARL
6.75%, 10/01/26 (a)	50,000	41,492
DISH DBS Corporation
7.75%, 07/01/26	66,000	67,839
Hughes Satellite Systems Corporation
5.25%, 08/01/26	83,000	82,128
iHeartCommunications, Inc.
6.38%, 05/01/26	14,918	14,218
8.38%, 05/01/27	27,038	23,179
5.25%, 08/15/27 (a)	25,000	22,005
4.75%, 01/15/28 (a)	24,000	21,347
Intelsat Jackson Holdings S.A.
8.50%, 10/15/24 (a) (d)	38,000	23,931
Sirius XM Radio Inc.
5.50%, 07/01/29 (a)	46,000	46,894
Sprint Corporation
7.13%, 06/15/24	58,000	63,577
Sprint Spectrum Co LLC
3.36%, 09/20/21 (a)	87,500	87,071
TEGNA Inc.
5.00%, 09/15/29 (a)	64,000	57,656
Telesat Canada
6.50%, 10/15/27 (a)	40,000	38,758
The Walt Disney Company
1.83%, (3M USD LIBOR + 0.25%), 09/01/21 (b) (d)	500,000	492,103
Verizon Communications Inc.
3.00%, 03/22/27	24,000	25,317
4.02%, 12/03/29 (d)	1,510,000	1,700,342
4.00%, 03/22/50	25,000	29,494
Vodafone Group Public Limited Company
5.00%, 05/30/38	90,000	99,696
		4,143,243
Energy 9.6%
Aker BP ASA
3.75%, 01/15/30 (a)	210,000	155,625
Baker Hughes, a GE Company, LLC
3.14%, 11/07/29	49,000	42,363
Callon Petroleum Company
6.38%, 07/01/26	125,000	20,010
Cheniere Corpus Christi Holdings, LLC
5.88%, 03/31/25	41,000	36,681
Cheniere Energy Partners, L.P.
4.50%, 10/01/29 (a)	110,000	97,725

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Denbury Resources Inc.
9.25%, 03/31/22 (a) (d)	14,000	3,329
7.75%, 02/15/24 (a)	80,000	11,704
Endeavor Energy Resources, L.P.
5.75%, 01/30/28 (a)	69,000	46,631
Energy Transfer LP
6.75%, (callable at 100 beginning 05/15/25) (c)	83,000	50,568
7.13%, (callable at 100 beginning 05/15/30) (c)	96,000	58,399
4.25%, 03/15/23	192,000	172,403
3.75%, 05/15/30	57,000	44,571
5.80%, 06/15/38	95,000	83,233
Energy Transfer Operating, L.P.
6.25%, 04/15/49	40,000	33,855
Enlink Midstream, LLC
4.15%, 06/01/25	69,000	33,431
Enterprise Products Operating LLC
3.35%, 03/15/23	43,000	42,189
3.13%, 07/31/29	123,000	112,056
4.20%, 01/31/50	84,000	79,534
EQM Midstream Partners, LP
4.13%, 12/01/26	108,000	62,435
Everest Acquisition, LLC
0.00%, 11/29/24 (a) (d) (g) (h)	85,000	2,257
0.00%, 05/15/26 (a) (g) (h)	35,000	5,510
Exxon Mobil Corporation
3.48%, 03/19/30	186,000	205,786
MEG Energy Corp.
7.13%, 02/01/27 (a)	17,000	8,455
MPLX LP
1.90%, (3M USD LIBOR + 0.90%), 09/09/21 (b) (d)	500,000	482,500
4.00%, 03/15/28	97,000	82,127
5.20%, 12/01/47 (a)	44,000	35,290
Murphy Oil Corporation
5.88%, 12/01/27	66,000	34,741
National Oilwell Varco, Inc.
3.60%, 12/01/29	100,000	77,845
NGPL PipeCo LLC
4.88%, 08/15/27 (a)	23,000	20,461
Occidental Petroleum Corporation
2.96%, (3M USD LIBOR + 1.25%), 08/13/21 (b) (d)	300,000	223,500
3.50%, 08/15/29	103,000	48,410
4.30%, 08/15/39	19,000	8,075
4.40%, 08/15/49	21,000	9,072
ONEOK, Inc.
3.10%, 03/15/30	100,000	75,279
Parsley Energy, LLC
5.38%, 01/15/25 (a)	91,000	70,426
Patterson-UTI Energy, Inc.
5.15%, 11/15/29	130,000	48,699
Sabine Pass Liquefaction, LLC
5.63%, 03/01/25	88,000	80,603
4.20%, 03/15/28	165,000	143,126
SM Energy Company
1.50%, 07/01/21 (i)	48,000	17,513
Southwestern Energy Company
7.75%, 10/01/27	500,000	334,606
Summit Midstream Holdings, LLC
5.75%, 04/15/25	29,000	3,600
Summit Midstream Partners, LP
9.50%, (callable at 104 beginning 12/15/22) (c)	125,000	1,787
Targa Resource Corporation
5.50%, 03/01/30 (a)	108,000	83,596
Transocean Pontus Limited
6.13%, 08/01/25 (a) (d)	16,700	13,249
Transocean Poseidon Limited
6.88%, 02/01/27 (a)	49,000	39,256
Transocean Proteus Limited
6.25%, 12/01/24 (a)	156,100	126,345
Viper Energy Partners LP
5.38%, 11/01/27 (a)	26,000	21,712
Whiting Petroleum Corporation
1.25%, 06/05/20 (i)	13,000	6,497
WPX Energy, Inc.
4.50%, 01/15/30	43,000	23,302
		3,520,367
Health Care 9.0%
AbbVie Inc.
2.95%, 11/21/26 (a)	121,000	123,816
4.30%, 05/14/36	36,000	39,048
4.05%, 11/21/39 (a)	94,000	98,079
4.25%, 11/21/49 (a)	133,000	142,765
Actavis LLC
3.25%, 10/01/22	233,000	233,396
Amgen Inc.
2.45%, 02/21/30	82,000	81,307
3.15%, 02/21/40	131,000	130,057
Bausch Health Companies Inc.
8.50%, 01/31/27 (a)	63,000	65,863
5.75%, 08/15/27 (a)	82,000	84,498
7.00%, 01/15/28 (a)	24,000	24,872
5.00%, 01/30/28 (a)	32,000	30,295
Baxter International Inc.
3.75%, 10/01/25 (a)	35,000	37,090
3.95%, 04/01/30 (a)	11,000	11,891
Becton, Dickinson and Company
2.25%, (3M USD LIBOR + 0.88%), 12/29/20 (b) (d)	300,000	295,089
Bristol-Myers Squibb Company
3.40%, 07/26/29 (a)	218,000	239,683
4.13%, 06/15/39 (a)	55,000	66,101
Centene Corporation
5.25%, 04/01/25 (a)	61,000	61,640
5.38%, 08/15/26 (a)	64,000	65,280
4.25%, 12/15/27 (a)	28,000	28,224
4.63%, 12/15/29 (a)	123,000	123,615
3.38%, 02/15/30 (a)	57,000	53,010
Centene Escrow I Corporation
5.38%, 06/01/26 (a)	65,000	66,929
Cigna Holding Company
3.40%, 03/01/27 (a)	50,000	50,980
4.38%, 10/15/28	120,000	129,017
2.40%, 03/15/30	45,000	42,287
3.20%, 03/15/40	36,000	33,395
3.40%, 03/15/50	75,000	72,040
Community Health Systems, Inc.
8.63%, 01/15/24 (a)	50,000	49,917
8.00%, 03/15/26 (a)	85,000	80,821
CVS Health Corporation
4.78%, 03/25/38	62,000	68,123
5.05%, 03/25/48	109,000	123,033
HCA Inc.
5.13%, 06/15/39	99,000	101,577
Legacy Lifepoint Health, LLC
9.75%, 12/01/26 (a)	125,000	119,835
Par Pharmaceutical, Inc.
7.50%, 04/01/27 (a) (d)	89,000	88,514
Providence St. Joseph Health
2.53%, 10/01/29	62,000	60,813
Quest Diagnostics Incorporated
2.95%, 06/30/30	40,000	39,366
Tenet Healthcare Corporation
4.88%, 01/01/26 (a)	130,000	124,041
Thermo Fisher Scientific Inc.
4.13%, 03/25/25	39,000	41,802
		3,328,109
Consumer Staples 5.6%
Anheuser-Busch Companies, LLC
3.65%, 02/01/26	71,000	74,554
4.90%, 02/01/46	102,000	112,361
Archer-Daniels-Midland Company
2.75%, 03/27/25	13,000	13,161
3.25%, 03/27/30	48,000	50,811
BAT Capital Corp.
4.91%, 04/02/30	107,000	109,870
4.39%, 08/15/37	168,000	155,249

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
JBS USA Finance, Inc.
6.75%, 02/15/28 (a)	100,000	106,919
JBS USA Food Company
5.88%, 07/15/24 (a)	15,000	15,198
6.50%, 04/15/29 (a)	74,000	79,303
Kimberly-Clark Corporation
3.10%, 03/26/30	12,000	12,865
Kraft Heinz Foods Company
2.30%, (3M USD LIBOR + 0.57%), 02/10/21 (b)	333,000	320,881
Mars, Incorporated
3.95%, 04/01/49 (a)	117,000	129,496
Matterhorn Merger Sub, LLC
8.50%, 06/01/26 (a)	100,000	80,747
PepsiCo, Inc.
3.63%, 03/19/50	80,000	94,199
Post Holdings, Inc.
5.63%, 01/15/28 (a)	82,000	83,399
Reynolds American Inc.
4.45%, 06/12/25	119,000	120,363
Safeway Inc.
3.50%, 02/15/23 (a)	67,000	66,055
Sigma Holdco B.V.
7.88%, 05/15/26 (a)	100,000	89,949
Spectrum Brands, Inc.
5.00%, 10/01/29 (a)	63,000	54,734
Sysco Corporation
5.65%, 04/01/25 (j)	33,000	34,332
5.95%, 04/01/30 (j)	23,000	24,266
6.60%, 04/01/40 (j)	16,000	17,205
The Procter & Gamble Company
3.60%, 03/25/50	23,000	28,367
Walmart Inc.
2.85%, 07/08/24	125,000	131,903
2.95%, 09/24/49	56,000	60,959
		2,067,146
Utilities 5.5%
Ameren Illinois Company
4.50%, 03/15/49	104,000	123,947
Basin Electric Power Cooperative
4.75%, 04/26/47 (a)	100,000	110,064
Berkshire Hathaway Energy Company
4.05%, 04/15/25 (a)	88,000	94,911
Consolidated Edison Company of New York, Inc.
3.35%, 04/01/30	7,000	7,001
3.95%, 04/01/50	40,000	42,115
DPL Inc.
4.35%, 04/15/29 (a)	98,000	93,697
Edison International
4.95%, 04/15/25	15,000	14,964
Exelon Corporation
4.05%, 04/15/30	25,000	25,036
5.10%, 06/15/45	112,000	121,102
Florida Power & Light Company
2.14%, (3M USD LIBOR + 0.40%), 05/06/22 (b) (d)	500,000	469,175
2.85%, 04/01/25	47,000	49,048
Nevada Power Company
3.70%, 05/01/29	119,000	126,300
NSTAR Electric Company
3.95%, 04/01/30	31,000	33,665
Ohio Power Company
2.60%, 04/01/30	38,000	37,557
Sempra Energy
2.33%, (3M USD LIBOR + 0.50%), 01/15/21 (b)	333,000	319,897
Southern California Edison Company
4.13%, 03/01/48	46,000	47,780
3.65%, 02/01/50	50,000	48,556
The AES Corporation
4.00%, 03/15/21	140,000	138,686
Vistra Operations Company LLC
3.55%, 07/15/24 (a) (d)	69,000	64,913
4.30%, 07/15/29 (a)	60,000	58,747
		2,027,161
Industrials 5.1%
Ashtead Capital, Inc.
5.25%, 08/01/26 (a)	124,000	118,577
Bombardier Inc.
5.75%, 03/15/22 (a)	34,000	25,751
7.50%, 03/15/25 (a)	65,000	45,670
7.88%, 04/15/27 (a)	35,000	24,133
Canadian Pacific Railway Limited
2.05%, 03/05/30	24,000	22,331
Carlisle Companies Incorporated
2.75%, 03/01/30	140,000	121,524
Caterpillar Inc.
3.25%, 09/19/49	100,000	100,791
Equifax Inc.
2.60%, 12/01/24	74,000	71,292
Foxtrot Escrow Issuer LLC
12.25%, 11/15/26 (a)	75,000	58,584
General Dynamics Corporation
4.25%, 04/01/40	70,000	83,188
General Electric Company
5.00%, (callable at 100 beginning 01/21/21) (c) (d)	379,000	313,526
Hillenbrand, Inc.
4.50%, 09/15/26 (j)	18,000	17,946
John Deere Capital Corporation
1.75%, 03/09/27	42,000	40,391
Northrop Grumman Corporation
4.40%, 05/01/30	33,000	36,543
Reynolds Group Holdings Inc.
5.33%, (3M USD LIBOR + 3.50%), 07/15/21 (a) (b)	161,000	156,664
Textron Inc.
3.00%, 06/01/30	130,000	118,652
United Parcel Service, Inc.
4.45%, 04/01/30	90,000	102,113
United Rentals (North America), Inc.
3.88%, 11/15/27	51,000	48,507
Westinghouse Air Brake Technologies Corporation
2.04%, (3M USD LIBOR + 1.30%), 09/15/21 (b) (d)	375,000	376,712
		1,882,895
Materials 4.4%
Anglo American Capital PLC
5.38%, 04/01/25 (a)	200,000	202,219
4.88%, 05/14/25 (a)	121,000	117,802
4.75%, 04/10/27 (a)	135,000	130,197
ARD Finance S.A.
6.50%, 06/30/27 (a) (k)	130,000	113,409
Avery Dennison Corporation
2.65%, 04/30/30	36,000	33,461
CEMEX S.A.B. de C.V.
5.45%, 11/19/29 (a)	150,000	122,281
CF Industries, Inc.
4.50%, 12/01/26 (a)	287,000	301,758
Ecolab Inc.
4.80%, 03/24/30	27,000	30,713
FMG Resources (August 2006) Pty Ltd
4.75%, 05/15/22 (a)	105,000	105,126
Freeport-McMoRan Inc.
5.00%, 09/01/27	47,000	43,678
5.40%, 11/14/34	60,000	55,103
FXI Holdings, Inc.
7.88%, 11/01/24 (a)	75,000	51,545
LYB International Finance III, LLC
4.20%, 10/15/49	63,000	61,586
Martin Marietta Materials, Inc.
2.50%, 03/15/30	55,000	50,035
NOVA Chemicals Corporation
4.88%, 06/01/24 (a)	175,000	153,497
Olin Corporation
5.63%, 08/01/29	36,000	33,082
		1,605,492

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Consumer Discretionary 2.9%
Adient US LLC
7.00%, 05/15/26 (a)	13,000	12,034
Asbury Automotive Group, Inc.
4.50%, 03/01/28 (a)	18,000	15,369
Dollar Tree, Inc.
2.54%, (3M USD LIBOR + 0.70%), 04/17/20 (b) (d)	133,000	133,007
Fiat Chrysler Automobiles N.V.
5.25%, 04/15/23	103,000	98,157
GLP Financing, LLC
5.75%, 06/01/28	14,000	12,184
5.30%, 01/15/29	110,000	91,270
KB Home
7.63%, 05/15/23	67,000	67,677
M.D.C. Holdings, Inc.
6.00%, 01/15/43	14,000	13,215
McDonald's Corporation
3.50%, 07/01/27	121,000	126,493
NCL Corporation Ltd.
3.63%, 12/15/24 (a)	75,000	47,908
NIKE, Inc.
3.25%, 03/27/40	51,000	53,356
Scientific Games International, Inc.
7.25%, 11/15/29 (a)	70,000	43,995
Starbucks Corporation
2.25%, 03/12/30	107,000	100,559
The Home Depot, Inc.
3.35%, 04/15/50	51,000	54,033
The TJX Companies, Inc.
3.50%, 04/15/25	85,000	86,939
4.50%, 04/15/50	30,000	32,153
VOC Escrow Ltd.
5.00%, 02/15/28 (a)	70,000	51,264
Yum! Brands, Inc.
7.75%, 04/01/25 (a)	24,000	25,213
		1,064,826
Information Technology 2.2%
Broadcom Corporation
3.88%, 01/15/27	100,000	95,230
Broadcom Inc.
4.25%, 04/15/26 (a)	75,000	76,064
Corning Incorporated
5.85%, 11/15/68	58,000	64,019
Dell International L.L.C.
4.90%, 10/01/26 (a) (j)	30,000	29,868
MasterCard Incorporated
3.30%, 03/26/27	61,000	66,345
3.85%, 03/26/50	16,000	19,537
Microsoft Corporation
3.95%, 08/08/56	50,000	62,590
NXP B.V.
4.13%, 06/01/21 (a)	200,000	201,819
Paypal Holdings, Inc.
2.40%, 10/01/24	115,000	115,579
Radiate HoldCo, LLC
6.88%, 02/15/23 (a)	85,000	76,685
		807,736
Real Estate 1.6%
Boston Properties Limited Partnership
2.75%, 10/01/26	36,000	34,405
2.90%, 03/15/30	110,000	100,858
Equinix, Inc.
2.63%, 11/18/24	125,000	117,662
Service Properties Trust
4.35%, 10/01/24	62,000	45,412
Simon Property Group, L.P.
2.45%, 09/13/29	250,000	232,312
VICI Properties Inc.
4.25%, 12/01/26 (a)	65,000	59,714
		590,363
Total Corporate Bonds And Notes (cost $30,462,214)		28,904,397
SENIOR LOAN INTERESTS 17.4%
Consumer Discretionary 5.1%
1011778 B.C. Unlimited Liability Company
Term Loan B4, 3.35%, (1M LIBOR + 1.75%), 11/14/26 (b)	203,620	187,330
Adient US LLC
Term Loan B, 5.74%, (3M LIBOR + 4.00%), 05/03/24 (b)	18,423	15,936
Term Loan B, 5.94%, (3M LIBOR + 4.00%), 05/03/24 (b)	56,015	48,453
American Axle and Manufacturing, Inc.
Term Loan B, 3.18%, (1M LIBOR + 2.25%), 03/10/24 (b)	175,834	145,415
Aramark Services, Inc.
2018 Term Loan B3, 3.35%, (1M LIBOR + 1.75%), 03/01/25 (b)	187,000	173,910
Caesars Entertainment Operating Company
Exit Term Loan, 3.60%, (1M LIBOR + 2.00%), 04/03/24 (b)	183,354	148,211
Caesars Resort Collection, LLC
2017 1st Lien Term Loan B, 3.74%, (1M LIBOR + 2.75%), 12/23/24 (b)	76,188	61,256
CityCenter Holdings, LLC
2017 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 04/14/24 (b)	96,976	84,175
Four Seasons Hotels Limited
New 1st Lien Term Loan, 2.99%, (1M LIBOR + 2.00%), 11/30/23 (b)	122,779	110,501
Golden Nugget, Inc.
2017 Incremental Term Loan B, 3.70%, (3M LIBOR + 2.50%), 09/07/23 (b)	83,829	64,968
Term Loan, 0.00%, (3M LIBOR + 2.50%), 10/04/23 (b) (l)	80,000	62,000
2017 Incremental Term Loan B, 4.10%, (1M LIBOR + 2.50%), 10/04/23 (b)	98,207	76,111
Marriott Ownership Resorts, Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 08/29/25 (b)	245,390	213,489
Mohegan Tribal Gaming Authority
2016 Term Loan B, 5.98%, (1M LIBOR + 4.38%), 10/30/23 (b)	196,353	138,429
Numericable Group SA
USD Term Loan B11, 3.74%, (1M LIBOR + 2.75%), 07/31/25 (b)	194,953	178,870
PCI Gaming Authority
Term Loan, 4.10%, (1M LIBOR + 2.50%), 05/15/26 (b)	206,393	167,179
		1,876,233
Communication Services 4.5%
Ancestry.com Operations Inc.
2019 Extended Term Loan B, 5.86%, (1M LIBOR + 4.25%), 08/15/26 (b)	112,797	89,110
CenturyLink, Inc.
2020 Term Loan B, 3.24%, (1M LIBOR + 2.25%), 03/15/27 (b)	134,662	124,984
CSC Holdings, LLC
2017 1st Lien Term Loan, 2.86%, (1M LIBOR + 2.25%), 07/15/25 (b)	157,570	149,954
Diamond Sports Group, LLC
Term Loan, 4.18%, (1M LIBOR + 3.25%), 08/24/26 (b)	89,550	68,954
Frontier Communications Corp.
2017 Term Loan B1, 5.21%, (3M LIBOR + 3.75%), 05/31/24 (b)	407	385
2017 Term Loan B1, 5.35%, (3M LIBOR + 3.75%), 05/31/24 (b)	121,760	115,196
Level 3 Financing Inc.
2019 Term Loan B, 3.35%, (1M LIBOR + 1.75%), 03/01/27 (b)	168,664	156,857
Nexstar Broadcasting, Inc.
2019 Term Loan B4, 4.33%, (1M LIBOR + 2.75%), 07/15/26 (b)	239,342	221,870
Sprint Communications, Inc.
1st Lien Term Loan B, 4.12%, (1M LIBOR + 2.50%), 02/01/24 (b)	147,342	146,237

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
Terrier Media Buyer, Inc.
Term Loan B, 6.15%, (3M LIBOR + 4.25%), 10/04/26 (b)	38,902	34,331
Univision Communications Inc.
Term Loan C5, 3.75%, (1M LIBOR + 2.75%), 03/15/24 (b)	120,475	101,500
Virgin Media Bristol LLC
USD Term Loan N, 3.20%, (1M LIBOR + 2.50%), 10/03/27 (b)	150,000	138,000
Windstream Services, LLC
Repriced Term Loan B6, 8.25%, (3M PRIME + 5.00%), 03/29/21 (b)	149,237	91,781
Zayo Group Holdings, Inc.
USD Term Loan , 4.01%, (1M LIBOR + 3.00%), 02/20/27 (b)	222,619	209,262
		1,648,421
Materials 2.6%
Berry Global, Inc.
Term Loan Y, 2.86%, (1M LIBOR + 2.00%), 07/01/26 (b)	195,398	184,652
BWAY Holding Company
2017 Term Loan B, 5.08%, (3M LIBOR + 3.25%), 04/03/24 (b)	285,785	231,666
Diamond (BC) B.V.
USD Term Loan , 4.78%, (3M LIBOR + 3.00%), 07/24/24 (b)	167,010	123,587
Flex Acquisition Company, Inc.
1st Lien Term Loan, 4.91%, (3M LIBOR + 3.00%), 12/15/23 (b)	66,763	60,421
1st Lien Term Loan, 4.58%, (1M LIBOR + 3.00%), 12/29/23 (b)	2,506	2,268
Hexion Inc
USD Exit Term Loan, 5.41%, (3M LIBOR + 3.50%), 06/27/26 (b)	121,241	100,933
Klockner-Pentaplast of America, Inc.
USD 2017 Term Loan B2, 6.01%, (1M LIBOR + 4.25%), 06/30/22 (b)	147,355	101,573
Messer Industries GmbH
2018 USD Term Loan, 4.44%, (3M LIBOR + 2.50%), 10/10/25 (b)	119,790	105,894
Proampac PG Borrower LLC
2016 1st Lien Term Loan, 4.50%, (1M LIBOR + 3.50%), 11/18/23 (b)	15,212	12,607
2016 1st Lien Term Loan, 5.19%, (3M LIBOR + 3.50%), 11/18/23 (b)	8,894	7,371
2016 1st Lien Term Loan, 5.26%, (3M LIBOR + 3.50%), 11/18/23 (b)	10,352	8,579
2016 1st Lien Term Loan, 5.29%, (3M LIBOR + 3.50%), 11/18/23 (b)	6,845	5,673
		945,224
Health Care 1.4%
Air Methods Corporation
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 04/12/24 (b)	88,999	61,904
Alphabet Holding Company, Inc.
2017 1st Lien Term Loan, 5.10%, (1M LIBOR + 3.50%), 08/15/24 (b)	88,413	69,896
Endo Luxembourg Finance Company I S.a r.l.
2017 Term Loan B, 5.25%, (1M LIBOR + 4.25%), 04/12/24 (b)	132,614	118,358
Phoenix Guarantor Inc
2020 Term Loan B, 4.11%, (1M LIBOR + 3.25%), 03/05/26 (b)	165,419	149,290
RegionalCare Hospital Partners Holdings, Inc.
2018 Term Loan B, 5.35%, (1M LIBOR + 3.75%), 11/09/25 (b)	130,936	122,496
		521,944
Energy 1.2%
Buckeye Partners, L.P.
2019 Term Loan B, 4.27%, (1M LIBOR + 2.75%), 10/10/26 (b)	250,000	228,000
California Resources Corporation
2017 1st Lien Term Loan, 6.36%, (3M LIBOR + 4.75%), 11/08/22 (b)	125,000	27,500
Chesapeake Energy Corporation
2019 Last Out Term Loan, 9.00%, (1M LIBOR + 8.00%), 06/09/24 (b)	50,000	19,250
Lower Cadence Holdings LLC
Term Loan B, 4.99%, (1M LIBOR + 4.00%), 05/10/26 (b)	193,227	115,936
Traverse Midstream Partners LLC
2017 Term Loan, 5.61%, (1M LIBOR + 4.00%), 09/22/24 (b)	98,500	54,175
		444,861
Utilities 0.8%
Calpine Corporation
Term Loan B5, 4.20%, (1M LIBOR + 2.25%), 05/23/22 (b)	196,392	188,143
PG&E Corp
DIP Term Loan, 3.12%, (1M LIBOR + 2.25%), 12/31/20 (b)	100,000	96,833
		284,976
Industrials 0.7%
Genesee & Wyoming Inc. (New)
Term Loan, 3.96%, (3M LIBOR + 2.00%), 10/29/26 (b)	76,000	72,438
Tempo Acquisition LLC
Term Loan, 3.74%, (1M LIBOR + 2.75%), 04/20/24 (b)	225,934	201,082
		273,520
Consumer Staples 0.6%
BJ's Wholesale Club, Inc.
2017 1st Lien Term Loan, 3.05%, (1M LIBOR + 2.25%), 01/26/24 (b)	100,129	95,623
JBS USA Lux S.A.
2019 Term Loan B, 3.60%, (6M LIBOR + 2.00%), 04/27/26 (b)	145,896	135,787
		231,410
Information Technology 0.4%
Radiate Holdco, LLC
1st Lien Term Loan, 4.60%, (1M LIBOR + 3.00%), 12/09/23 (b)	152,254	139,567
Financials 0.1%
BCP Renaissance Parent LLC
2017 Term Loan B, 5.44%, (3M LIBOR + 3.50%), 09/20/24 (b)	100,327	49,662
Total Senior Loan Interests (cost $7,573,692)		6,415,818
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES 13.7%
American Airlines, Inc.
Series 2013-B-2, 5.60%, 07/15/20	43,548	43,222
AmeriCredit Automobile Receivables Trust
Series 2018-A3-1, 3.07%, 01/19/21 (d)	589,272	579,610
Ascentium Equipment Receivables Trust
Series 2017-A3-2A, 2.31%, 12/10/21	56,044	55,194
BX Commercial Mortgage Trust
Series 2018-A-IND, 1.46%, (1M USD LIBOR + 0.75%), 10/15/20 (b) (d)	424,093	400,767
Series 2020-A-BXLP, REMIC, 1.50%, (1M USD LIBOR + 0.80%), 12/15/21 (b) (d)	800,000	741,984
Capital One Prime Auto Receivables Trust
Series 2020-A2-1, 1.64%, 06/15/23	186,000	184,322
CCG Receivables Trust
Series 2018-A2-1, 2.50%, 02/14/21	28,122	28,069
CIG Auto Receivables Trust
Series 2017-A-1A, 2.71%, 05/15/23	6,746	6,587
Citibank Credit Card Issuance Trust
Series 2017-A4-A4, 1.23%, (1M USD LIBOR + 0.22%), 04/07/22 (b) (d)	500,000	499,634
COMM Mortgage Trust
Series 2014-A3-CR21, REMIC, 3.53%, 12/12/24	231,437	240,091
Dell Equipment Finance Trust
Series 2018-A2A-1, 2.97%, 10/22/20	2,361	2,361
DLL LLC
Series 2018-A3-ST2, 3.46%, 04/20/21	103,524	103,693
Series 2019-A2-MT3, 2.13%, 01/20/22	250,000	244,838
GLS Auto Receivables Trust
Series 2019-A-1A, 3.37%, 03/15/21	58,688	58,147
Series 2018-A-3A, 3.35%, 08/15/22	19,121	18,879
GreatAmerica Financial Services Corporation
Series 2019-A2-1, 2.97%, 09/15/20	90,533	88,536

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
GS Mortgage Securities Corp Trust
Series 2017-B-SLP, REMIC, 3.77%, 10/12/22	175,000	173,214
HPEFS Equipment Trust
Series 2019-A2-1A, 2.19%, 09/20/29	100,000	97,999
John Deere Owner Trust
Series 2019-A2-B, 2.28%, 04/15/21 (d)	393,586	382,040
Prestige Auto Receivables Trust
Series 2019-A2-1A, 2.44%, 12/15/20 (d)	531,561	524,217
Verizon Owner Trust
Series 2018-A1A-1A, 2.82%, 03/22/21 (d)	500,000	493,953
Volvo Financial Equipment LLC
Series 2019-A2-1A, 2.90%, 10/15/20	75,347	73,726
Total Non-U.S. Government Agency Asset-Backed Securities (cost $5,181,509)		5,041,083
INVESTMENT COMPANIES 2.4%
Kayne Anderson MLP Investment Co.	2,582	9,373
SPDR Bloomberg Barclays High Yield Bond ETF (d)	9,300	881,081
Total Investment Companies (cost $1,040,179)		890,454
GOVERNMENT AND AGENCY OBLIGATIONS 0.2%
Municipal 0.2%
Dormitory Authority State of New York
3.19%, 02/15/43	80,000	79,166
Total Government And Agency Obligations (cost $80,000)		79,166
WARRANTS 0.1%
iHeartMedia, Inc. (g) (m)	2,328	15,316
Total Warrants (cost $42,970)		15,316
COMMON STOCKS 0.1%
Communication Services 0.1%
Clear Channel Outdoor Holdings, Inc. (g)	6,438	4,120
iHeartMedia, Inc. - Class A (g)	310	2,266
		6,386
Energy 0.0%
Chaparral Energy, Inc. - Class A (g)	8,604	4,044
Total Common Stocks (cost $196,887)		10,430
SHORT TERM INVESTMENTS 0.0%
Investment Companies 0.0%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.31% (n)	9,440	9,440
Total Short Term Investments (cost $9,440)		9,440
Total Investments 112.4% (cost $44,586,891)		41,366,104
Total Securities Sold Short (15.2)% (proceeds $5,162,158)		(5,610,870)
Other Derivative Instruments 0.2%		58,623
Other Assets and Liabilities, Net 2.6%		1,000,536
Total Net Assets 100.0%		36,814,393

(a) The Adviser has deemed this security, which is exempt from registration under the Securities Act of 1933, as amended, to be liquid based on procedures approved by the Board of Trustees. As of March 31, 2020, the value and the percentage of net assets of these liquid securities was $8,219,228 and 22.3% of the Fund.

(b) Security has a variable rate. Interest rates reset periodically. Rate stated was in effect as of March 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are presented. Certain variable rate securities do not indicate a reference rate and spread because they are determined by the issuer, remarketing agent, or offering documents and are based on current market conditions. The coupon rate for securities with certain features outlined in the offering documents may vary from the stated reference rate and spread. This includes, but is not limited to, securities with deferred rates, contingent distributions, caps, floors, and fixed-rate to float-rate features. In addition, variable rates for government and agency collateralized mortgage obligations (“CMO”) and mortgage-backed securities (“MBS”) are determined by tranches of underlying mortgage-backed security pools’ cash flows into securities and pass-through rates which reflect the rate earned on the asset pool after management and guarantee fees are paid to the securitizing corporation. CMO and MBS variable rates are determined by a formula set forth in the security’s offering documents.

(c) Perpetual security. Next contractual call date presented, if applicable.

(d) All or a portion of the security is pledged or segregated as collateral.

(e) Security fair valued in good faith as a Level 3 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(f) Security is restricted to resale to institutional investors. See Restricted Securities table following the Schedules of Investments.

(g) Non-income producing security.

(h) As of March 31, 2020, issuer was in bankruptcy and/or was in default relating to principal and/or interest. Partial or no payments were paid on the last interest or dividend date.

(i) Convertible security.

(j) The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.

(k) Pay-in-kind security. Stated coupon is the pay-in-kind rate. The interest earned by the security may be paid in cash or additional par.

(l) This senior loan will settle after March 31, 2020. If a reference rate and spread is presented, it will go into effect upon settlement.

(m) Security fair valued in good faith as a Level 2 security in accordance with the procedures approved by the Board of Trustees. Good faith fair valued securities are classified for Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820 "Fair Value Measurement" based on the applicable valuation inputs. See FASB ASC Topic 820 in the Schedules of Investments.

(n) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

	Shares/Par[1]	Value ($)
SECURITIES SOLD SHORT (15.2%)
CORPORATE BONDS AND NOTES (13.5%)
Financials (5.4%)
Bank of America Corporation
3.95%, 01/23/49	(1,250,000)	(1,408,359)
Tanger Properties Limited Partnership
3.13%, 09/01/26	(600,000)	(583,656)
		(1,992,015)
Communication Services (3.9%)
Verizon Communications Inc.
4.52%, 09/15/48	(1,123,000)	(1,444,080)
Materials (1.4%)
International Paper Company
3.00%, 02/15/27	(500,000)	(518,482)
Consumer Discretionary (1.1%)
Harley-Davidson, Inc.
3.50%, 07/28/25	(400,000)	(379,387)
Information Technology (0.9%)
Intel Corporation
4.10%, 05/11/47	(275,000)	(339,229)
Energy (0.8%)
Southwestern Energy Company
6.20%, 01/23/25 (a)	(432,000)	(294,927)
Total Corporate Bonds And Notes (proceeds $4,506,208)		(4,968,120)
GOVERNMENT AND AGENCY OBLIGATIONS (1.7%)
Sovereign (1.7%)
El Gobierno De La Republica Oriental Del Uruguay
4.38%, 10/27/27	(600,000)	(642,750)
Total Government And Agency Obligations (proceeds $655,950)		(642,750)
Total Securities Sold Short (15.2%) (proceeds $5,162,158)		(5,610,870)

(a) Security is a step-up bond where the coupon may increase or step up at a future date or as the result of an upgrade or downgrade to the credit rating of the issuer. Rate stated was the coupon as of March 31, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

PPM Long Short Credit Fund — Restricted Securities
	Initial Acquisition	Cost ($)	Value ($)	Percent of Net Assets (%)
Nordic Aviation Capital DAC, 5.58%, 03/14/24	02/27/19	135,000	109,867	0.3

PPM Long Short Credit Fund — Futures Contracts
Reference Entity	Contracts[1]	Expiration	Notional[1]	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Short Contracts
United States 10 Year Note	(17)	June 2020	(2,289,033)	2,732	(68,654)
United States 10 Year Ultra Bond	(35)	June 2020	(5,222,836)	11,484	(238,258)
United States 2 Year Note	(5)	July 2020	(1,086,572)	156	(15,342)
United States 5 Year Note	(39)	July 2020	(4,744,326)	1,828	(144,690)
United States Long Bond	(12)	June 2020	(2,028,041)	19,875	(120,709)
United States Ultra Bond	(4)	June 2020	(808,120)	13,000	(79,380)
				49,075	(667,033)

PPM Long Short Credit Fund — Centrally Cleared Credit Default Swap Agreements
Reference Entity[2]	Fixed Receive/ Pay Rate (%)	Expiration	Notional[1]	Value ($)	Variation Margin Receivable (Payable) ($)	Unrealized Appreciation (Depreciation) ($)
Credit default swap agreements - purchase protection
CDX.NA.IG.34 (Q)	1.00	06/20/25	3,380,000	22,960	9,548	(44,284)

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PPM Large Cap Value Fund
COMMON STOCKS 99.1%
Health Care 18.3%
AbbVie Inc.	2,000	152,380
Cigna Holding Company	950	168,321
CVS Health Corporation	2,300	136,459
Johnson & Johnson	1,100	144,243
McKesson Corporation	1,100	148,786
Merck & Co., Inc.	1,600	123,104
Pfizer Inc.	4,100	133,824
		1,007,117
Information Technology 17.4%
ADS Alliance Data Systems, Inc.	1,000	33,650
Apple Inc.	600	152,574
Avnet, Inc.	2,000	50,200
Cisco Systems, Inc.	2,800	110,068
Cognizant Technology Solutions Corp. - Class A	1,300	60,411
Intel Corporation	1,400	75,768
Leidos Holdings Inc.	1,800	164,970
Microsoft Corporation	800	126,168
Nuance Communications, Inc. (a)	4,800	80,544
Qualcomm Incorporated	1,500	101,475
		955,828
Financials 16.9%
Bank of America Corporation	3,100	65,813
Citigroup Inc.	2,500	105,300
Huntington Bancshares Incorporated	9,900	81,279
JPMorgan Chase & Co.	1,600	144,048
Morgan Stanley	3,800	129,200
Synovus Financial Corp.	4,600	80,776
The Allstate Corporation	1,600	146,768
The Hartford Financial Services Group, Inc.	3,200	112,768
The PNC Financial Services Group, Inc.	700	67,004
		932,956
Consumer Staples 9.2%
Altria Group, Inc.	3,800	146,946
Archer-Daniels-Midland Company	3,700	130,166
Campbell Soup Company	2,100	96,936
The Kroger Co.	4,500	135,540
		509,588
Industrials 7.9%
Caterpillar Inc.	1,100	127,644
Delta Air Lines Inc.	4,350	124,105
Robert Half International Inc.	2,050	77,387
Spirit Aerosystems Holdings Inc. - Class A	1,600	38,288
Textron Inc.	2,500	66,675
		434,099
Utilities 7.8%
Exelon Corporation	3,900	143,559
The AES Corporation	10,400	141,440
Vistra Energy Corp.	9,000	143,640
		428,639
Communication Services 6.6%
AT&T Inc.	4,700	137,005
Comcast Corporation - Class A	4,400	151,272
ViacomCBS Inc. - Class B	5,300	74,253
		362,530
Consumer Discretionary 6.5%
Best Buy Co., Inc.	1,000	57,000
Foot Locker, Inc.	3,000	66,150
General Motors Company	5,200	108,056
Newell Brands Inc.	6,000	79,680
Royal Caribbean Cruises Ltd.	1,450	46,647
		357,533
Energy 4.2%
Chevron Corporation	1,600	115,936
Exxon Mobil Corporation	2,100	79,737
Halliburton Company	5,500	37,675
		233,348
Materials 3.3%
Berry Global Group, Inc. (a)	3,100	104,501
Nucor Corporation	2,100	75,642
		180,143
Real Estate 1.0%
Simon Property Group, Inc.	1,000	54,860
Total Common Stocks (cost $7,404,728)		5,456,641
SHORT TERM INVESTMENTS 0.7%
Investment Companies 0.7%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.31% (b)	39,921	39,921
Total Short Term Investments (cost $39,921)		39,921
Total Investments 99.8% (cost $7,444,649)		5,496,562
Other Assets and Liabilities, Net 0.2%		9,372
Total Net Assets 100.0%		5,505,934

(a) Non-income producing security.

(b) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PPM Mid Cap Value Fund
COMMON STOCKS 99.3%
Financials 19.8%
American Financial Group, Inc.	1,300	91,104
Home BancShares, Inc.	4,600	55,154
Huntington Bancshares Incorporated	6,800	55,828
Janus Henderson Group PLC	6,000	91,920
Reinsurance Group of America, Incorporated	900	75,726
Sterling Bancorp	2,700	28,215
Synovus Financial Corp.	3,900	68,484
TCF Financial Corporation	3,200	72,512
The Allstate Corporation	1,200	110,076
The Hartford Financial Services Group, Inc.	2,400	84,576
		733,595
Information Technology 15.5%
Avnet, Inc.	1,800	45,180
Belden Inc.	1,600	57,728
CACI International Inc. - Class A (a)	300	63,345
Cognizant Technology Solutions Corp. - Class A	900	41,823
Leidos Holdings Inc.	1,000	91,650
Nuance Communications, Inc. (a)	4,200	70,476
Semtech Corp. (a)	2,000	75,000
Teradata Corporation (a)	1,800	36,882
Teradyne Inc.	1,000	54,170
Western Digital Corporation	900	37,458
		573,712
Industrials 11.4%
Delta Air Lines Inc.	2,450	69,898
Kennametal Inc.	4,000	74,480
MasTec Inc. (a)	2,400	78,552
Robert Half International Inc.	1,200	45,300
Spirit Aerosystems Holdings Inc. - Class A	1,200	28,716
Terex Corp.	3,450	49,542
Textron Inc.	2,800	74,676
		421,164
Utilities 10.9%
Exelon Corporation	2,100	77,301
PNM Resources, Inc.	2,500	95,000
Sempra Energy	400	45,196
The AES Corporation	7,500	102,000
Vistra Energy Corp.	5,400	86,184
		405,681
Consumer Discretionary 9.7%
Best Buy Co., Inc.	1,000	57,000
Foot Locker, Inc.	2,000	44,100
Helen of Troy Ltd (a)	700	100,821
Newell Brands Inc.	5,500	73,040
Penske Automotive Group, Inc.	1,700	47,600
Royal Caribbean Cruises Ltd.	1,200	38,604
		361,165
Health Care 8.4%
Cigna Holding Company	600	106,308
Magellan Health Services Inc. (a)	1,400	67,354
McKesson Corporation	800	108,208
Mednax, Inc. (a)	2,400	27,936
		309,806
Consumer Staples 8.1%
Campbell Soup Company	2,100	96,936
Ingredion Inc.	1,500	113,250
The Kroger Co.	3,000	90,360
		300,546
Materials 7.8%
Berry Global Group, Inc. (a)	1,800	60,678
Huntsman Corp.	4,700	67,821
Reliance Steel & Aluminum Co.	1,100	96,349
Steel Dynamics Inc.	2,800	63,112
		287,960
Real Estate 4.2%
Physicians Realty Trust	5,600	78,064
Regency Centers Corp.	2,000	76,860
		154,924
Communication Services 1.9%
Meredith Corporation (b)	1,600	19,552
ViacomCBS Inc. - Class B	3,577	50,114
		69,666
Energy 1.6%
National Oilwell Varco, Inc.	2,700	26,541
PBF Energy Inc. - Class A	4,500	31,860
		58,401
Total Common Stocks (cost $5,473,467)		3,676,620
SHORT TERM INVESTMENTS 0.6%
Investment Companies 0.6%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.31% (c)	19,962	19,962
Total Short Term Investments (cost $19,962)		19,962
Total Investments 99.9% (cost $5,493,429)		3,696,582
Other Assets and Liabilities, Net 0.1%		4,612
Total Net Assets 100.0%		3,701,194

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	Shares/Par[1]	Value ($)
PPM Small Cap Value Fund
COMMON STOCKS 99.2%
Financials 26.9%
Ameris Bancorp	5,000	118,800
Axos Financial, Inc. (a)	9,500	172,235
Banc of California, Inc.	11,300	90,400
Hancock Whitney Co.	4,200	81,984
Home BancShares, Inc.	13,500	161,865
Houlihan Lokey Inc. - Class A	3,500	182,420
Independent Bank Corp.	2,800	180,236
Janus Henderson Group PLC	9,000	137,880
National General Holdings Corp.	7,500	124,125
Renasant Corporation	8,000	174,720
Sterling Bancorp	11,000	114,950
TCF Financial Corporation	6,300	142,758
Western Alliance Bancorp	3,100	94,891
		1,777,264
Information Technology 17.5%
Avaya Holdings Corp. (a) (b)	12,700	102,743
Belden Inc.	2,500	90,200
Benchmark Electronics, Inc.	5,200	103,948
CACI International Inc. - Class A (a)	800	168,920
CSG Systems International, Inc.	2,100	87,885
KBR, Inc.	5,500	113,740
Photronics Inc. (a)	8,000	82,080
Semtech Corp. (a)	4,500	168,750
SYNNEX Corporation	900	65,790
Teradata Corporation (a)	4,000	81,960
Verint Systems Inc. (a)	2,000	86,000
		1,152,016
Industrials 15.5%
Aerojet Rocketdyne Holdings, Inc. (a)	3,300	138,039
Apogee Enterprises, Inc.	6,500	135,330
GATX Corporation	3,200	200,192
Kennametal Inc.	8,300	154,546
MasTec Inc. (a)	2,200	72,006
SkyWest Inc.	4,300	112,617
Steelcase Inc. - Class A	7,000	69,090
Terex Corp.	10,000	143,600
		1,025,420
Health Care 9.0%
Integer Holdings Corporation (a)	2,800	176,008
Magellan Health Services Inc. (a)	3,700	178,007
Mednax, Inc. (a)	6,000	69,840
Premier Healthcare Solutions, Inc. - Class A (a)	5,300	173,416
		597,271
Consumer Discretionary 8.6%
American Axle & Manufacturing Holdings, Inc. (a)	19,500	70,395
Helen of Troy Ltd (a)	1,500	216,045
Penske Automotive Group, Inc.	5,200	145,600
Skechers U.S.A. Inc. - Class A (a)	5,700	135,318
		567,358
Real Estate 6.9%
Brandywine Realty Trust	10,400	109,408
DiamondRock Hospitality Co.	18,800	95,504
Kite Realty Naperville, LLC	11,800	111,746
Physicians Realty Trust	10,000	139,400
		456,058
Materials 4.8%
Allegheny Technologies Incorporated (a)	10,500	89,250
Olin Corporation	9,700	113,199
Reliance Steel & Aluminum Co.	1,300	113,867
		316,316
Consumer Staples 4.4%
Ingredion Inc.	1,200	90,600
Primo Water Corporation	16,000	144,960
Sanderson Farms Inc.	450	55,494
		291,054
Utilities 3.2%
PNM Resources, Inc.	5,500	209,000
Energy 1.4%
Helix Energy Solutions Group, Inc. (a)	25,000	41,000
PBF Energy Inc. - Class A	6,800	48,144
		89,144
Communication Services 1.0%
Meredith Corporation	5,500	67,210
Total Common Stocks (cost $10,242,483)		6,548,111
SHORT TERM INVESTMENTS 2.5%
Securities Lending Collateral 1.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24% (c)	114,300	114,300
Investment Companies 0.8%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.31% (c)	51,735	51,735
Total Short Term Investments (cost $166,035)		166,035
Total Investments 101.7% (cost $10,408,518)		6,714,146
Other Assets and Liabilities, Net (1.7)%		(113,102)
Total Net Assets 100.0%		6,601,044

(a) Non-income producing security.

(b) All or a portion of the security was on loan as of March 31, 2020.

(c) Yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2020.

Abbreviations and additional footnotes are defined on page 33

PPMFunds

Schedules of Investments

March 31, 2020

Currency Abbreviations:

USD - United States Dollar
CAD - Canadian Dollar

Abbreviations:

CDX.NA.IG - Credit Derivatives Index - North American - Investment Grade
DIP - Debtor-in-Possession
ETF - Exchange Traded Fund
PRIME - Wall Street Journal Prime Rate
REMIC - Real Estate Mortgage Investment Conduit
SPDR - Standard & Poor Depositary Receipt
U.S. or US - United States

1Par and notional amounts are listed in USD unless otherwise noted. Futures are quoted in contracts.

2For Funds with derivatives that received or paid periodic payments, the frequency of periodic payments are defined as follows: (A) - Annually; (E) - Expiration Date; (M) - Monthly; (Q) - Quarterly; (S) - Semi-Annually.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

Securities Lending and Securities Lending Collateral. All Funds are approved to participate in agency based securities lending with State Street Bank and Trust Company (“State Street” or “Custodian”). Per the securities lending agreements, State Street is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral. Each Fund receives either cash or non-cash collateral against the loaned securities in an amount equal to at least 100% of the market value of the loaned securities. Generally, cash and non-cash collateral received for the following types of securities on loan are as follows: US equities – 102%; US corporate fixed income – 102%; US government fixed income – 102%; international equities – 105%; international corporate fixed income – 105%; sovereign fixed income – 102%; and asset backed investments – 102%. Collateral requirements are evaluated at the close of each business day; any additional collateral required is typically delivered to the Fund on the next business day. The duration of each loan is determined by the agent and borrower and generally may be terminated at any time. Certain loans may be negotiated to mature on a specified date. State Street has agreed to indemnify the Funds in the event of default by a third party borrower. A Fund may experience a delay in the recovery of its securities or incur a loss if the borrower breaches its agreement with the Fund or becomes insolvent. For cash collateral, the Fund receives income from the investment of cash collateral, in addition to lending fees and rebates negotiated with the borrower. The Funds bear the market risk with respect to the collateral investment and securities loaned. The Funds also bear the risk that State Street may default on its obligations to the Funds. Non-cash collateral may include US government securities; US government agencies’ debt securities; and US government-sponsored agencies’ debt securities and mortgage-backed securities. For non-cash collateral, the Funds receive lending fees negotiated with the borrower. State Street has agreed to indemnify the Funds with respect to the market risk related to the non-cash collateral investments.

The cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund and a series of State Street Navigator Securities Lending Trust, which is an open-end management company registered under the Investment Company Act of 1940, as amended (“the1940 Act”). The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a decline in value of the State Street Navigator Securities Lending Government Money Market Portfolio.

Security Valuation. Under the Trust’s valuation policy and procedures, the Board of Trustees (“Board” or “Trustees”) has delegated the daily operational oversight of the securities valuation function to the Jackson National Asset Management LLC ("JNAM" or "Administrator") Valuation Committee (“Valuation Committee”), which consists of certain officers of the Trust and certain members of JNAM management. The Valuation Committee is responsible for determining fair valuations for any security for which market quotations are not readily available or are determined to be not reflective of market value. For those securities fair valued under procedures adopted by the Board, the Valuation Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Valuation Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. For fair valuation determinations that are deemed material, the Board is promptly notified of the fair valuation.

The net asset value ("NAV") of a Fund's shares is generally determined once each day on which the New York Stock Exchange (“NYSE”) is open, at the close of the regular trading session of the NYSE (normally, 4:00 PM Eastern Time, Monday through Friday). Equity securities are generally valued at the official closing price of the exchange where the security is principally traded. If there is no official closing price for the security on the valuation date, the security may be valued at the most recent sale or quoted bid price prior to close. Stocks not listed on a national or foreign stock exchange may be valued at the closing bid price on the over the counter (“OTC”) market. Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date. Short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value. Debt securities are generally valued by independent pricing services approved by the Board. Pricing services utilized to value debt and derivative instruments may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data. Term loans are generally valued at the composite bid prices provided by approved pricing services. Futures contracts traded on an exchange are generally valued at the exchange’s settlement price. If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the primary exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the current day’s mid-price. Centrally cleared swap agreements, listed on a multilateral or trade facility platform, such as a registered exchange, are valued by the respective exchange. The exchange determines a daily settlement price via pricing models which use, as appropriate, its members’ actionable levels across complete term structures along with information obtained from external third party price providers.

Market quotations may not be readily available for certain investments or it may be determined that a quotation of an investment does not represent fair value. In such instances, the investment is valued as determined in good faith using procedures approved by the Board. Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of US securities markets. Securities are fair valued based on observable and unobservable inputs, including the Administrator's or Valuation Committee’s own assumptions in determining the fair value of an investment. Under the procedures approved by the Board, the Administrator may utilize pricing services or other sources in determining the fair value of an investment. Factors considered to determine fair value may include fundamental analytical data relating to the security; the nature and duration of restrictions, if any, on the disposition of the security; trading volume on markets, exchanges, or among dealers; evaluation of the forces which influence the market in which the security is traded; the type of security; the financial statements of the issuer, or other financial information about the issuer; the cost of the security at its date of purchase; the size of the Fund’s holding; the discount from market value of unrestricted securities of the same class, if applicable, at the time of purchase or at a later date; reports prepared by analysts; information as to any transactions in or offers for the security; the existence of any merger proposal, tender offer or other extraordinary event relating to the security; the price and extent of public or dealer trading in similar securities or derivatives of the issuer or of comparable companies; trading in depositary receipts; foreign currency exchange activity; changes in the interest rate environment; trading prices of financial products that are tied to baskets of foreign securities; and any other matters considered relevant.

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value. Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive in an orderly transaction between market participants upon its current sale.

Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 820, "Fair Value Measurement". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance. The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds.

Level 2 includes valuations determined from significant direct or indirect observable inputs. Direct observable inputs include broker quotes, third party prices, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities, including certain term loans, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available or securities limited by foreign ownership.

Level 3 includes valuations determined from significant unobservable inputs including the Administrator's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, maturity or anticipated cash flows; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models. Level 3 valuations include securities; term loans that do not meet certain liquidity thresholds; securities where prices may be unavailable due to halted trading, restricted to resale due to market events, or newly issued; private placements; or investments for which reliable quotes are otherwise not available.

To assess the continuing appropriateness of security valuation, the Administrator regularly compares current day prices with prior day prices, transaction prices and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the Administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To verify Level 3 unobservable inputs, the Administrator uses a variety of techniques as appropriate to substantiate these valuation approaches including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of March 31, 2020, by valuation level.

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM Core Plus Fixed Income Fund
Assets - Securities
Corporate Bonds And Notes	—	23,294,296	109,867	23,404,163
Government And Agency Obligations	—	20,295,338	—	20,295,338
Non-U.S. Government Agency Asset-Backed Securities	—	5,926,514	—	5,926,514
Senior Loan Interests	—	843,826	—	843,826
Short Term Investments	3,365,677	—	—	3,365,677
	3,365,677	50,359,974	109,867	53,835,518
Assets - Investments in Other Financial Instruments[1]
Futures Contracts	304,359	—	—	304,359
	304,359	—	—	304,359
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(151,519)	—	—	(151,519)
Centrally Cleared Credit Default Swap Agreements	—	(6,551)	—	(6,551)
	(151,519)	(6,551)	—	(158,070)
PPM Floating Rate Income Fund
Assets - Securities
Senior Loan Interests	—	41,480,134	1,360,540	42,840,674
Corporate Bonds And Notes	—	1,266,559	—	1,266,559
Warrants	—	4,625	—	4,625
Common Stocks	1,887	—	—	1,887
Short Term Investments	1,834,726	—	—	1,834,726
	1,836,613	42,751,318	1,360,540	45,948,471
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(16,881)	—	—	(16,881)
	(16,881)	—	—	(16,881)

PPMFunds

Schedules of Investments (Unaudited)

March 31, 2020

	. Level 1 ($) .	. Level 2 ($) .	. Level 3 ($) .	. Total ($) .
PPM High Yield Core Fund
Assets - Securities
Corporate Bonds And Notes	—	43,166,572	177,715	43,344,287
Senior Loan Interests	—	1,875,336	—	1,875,336
Investment Companies	975,922	—	—	975,922
Common Stocks	36,845	—	—	36,845
Warrants	—	19,059	—	19,059
Short Term Investments	6,632,317	—	—	6,632,317
	7,645,084	45,060,967	177,715	52,883,766
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(38,929)	—	—	(38,929)
	(38,929)	—	—	(38,929)
PPM Long Short Credit Fund
Assets - Securities
Corporate Bonds And Notes	—	28,794,530	109,867	28,904,397
Senior Loan Interests	—	6,415,818	—	6,415,818
Non-U.S. Government Agency Asset-Backed Securities	—	5,041,083	—	5,041,083
Investment Companies	890,454	—	—	890,454
Government And Agency Obligations	—	79,166	—	79,166
Warrants	—	15,316	—	15,316
Common Stocks	10,430	—	—	10,430
Short Term Investments	9,440	—	—	9,440
	910,324	40,345,913	109,867	41,366,104
Liabilities - Securities
Corporate Bonds And Notes	—	(4,968,120)	—	(4,968,120)
Government And Agency Obligations	—	(642,750)	—	(642,750)
	—	(5,610,870)	—	(5,610,870)
Liabilities - Investments in Other Financial Instruments[1]
Futures Contracts	(667,033)	—	—	(667,033)
Centrally Cleared Credit Default Swap Agreements	—	(44,284)	—	(44,284)
	(667,033)	(44,284)	—	(711,317)
PPM Large Cap Value Fund
Assets - Securities
Common Stocks	5,456,641	—	—	5,456,641
Short Term Investments	39,921	—	—	39,921
	5,496,562	—	—	5,496,562
PPM Mid Cap Value Fund
Assets - Securities
Common Stocks	3,676,620	—	—	3,676,620
Short Term Investments	19,962	—	—	19,962
	3,696,582	—	—	3,696,582
PPM Small Cap Value Fund
Assets - Securities
Common Stocks	6,548,111	—	—	6,548,111
Short Term Investments	166,035	—	—	166,035
	6,714,146	—	—	6,714,146

1 Derivatives are reflected at the unrealized appreciation (depreciation) on the instrument.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation. The Funds recognize transfers between levels as of the beginning of the year for financial reporting purposes. There were no significant transfers into or out of Level 3 for the period. There were no significant Level 3 valuations for which unobservable valuation inputs were developed at March 31, 2020.

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.